As filed with the Securities and Exchange Commission on April 29, 2005


                         File Nos. 33-40819 and 811-8507

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933


                         Post-Effective Amendment No. 10


                                       AND

                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940


                                Amendment No. 10


                                ICM SERIES TRUST
                               Two Portland Square
                              Portland, Maine 04101
                                 (207) 879-1900


                         Margaret Gallardo-Cortez, Esq.
                       Forum Administrative Services, LLC
                               Two Portland Square
                              Portland, Maine 04101

                                   Copies to:

                             Joseph R. Fleming, Esq.
                                   DECHERT LLP
                        200 Clarendon Street, 27th Floor
                           Boston, Massachusetts 02116

--------------------------------------------------------------------------------
It is proposed that this filing become effective:


         immediately upon filing pursuant to Rule 485, paragraph (b) X on May 2, 2005 pursuant to Rule 485, paragraph (b)
         60 days after filing pursuant to Rule 485, paragraph (a)(1) on ________________ pursuant to Rule 485, paragraph (a)(1) 75 days after filing pursuant to Rule 485, paragraph (a)(2) on ________________ pursuant to Rule 485, paragraph (a)(2)

         this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: ICM/Isabelle Small Cap Value Fund (Investment and Institutional Classes).

[COVER PAGE]
Logo     ICM FUNDS


ICM SERIES TRUST

ICM/ISABELLE SMALL CAP VALUE FUND


                   Investment Shares
                      Symbol: IZZYX

                   Institutional Shares
                      Symbol: IZZIX



                   P R O S P E C T U S

                   MAY 2, 2005




















                   The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS
-----------------------------------------------------------------------

Information About the Fund                           1
         Investment Objective and Philosophy         1
         Principal Investment Strategies             1
         Principal Risks                             3
         Past Performance                            4
         Fees and Expenses                           5
         Understanding Expenses                      6
The Fund's Management                                7
         Portfolio Management                        7
         Portfolio Turnover                          7
Information About Your Account                       8
         Purchasing Shares                           8
         Account Requirements                        12
         Determining Share Price                     12
         Canceled or Failed Payments                 13
         Selling Shares                              13
Distributions and Taxes                              15
         Distributions                               15
         Tax Considerations                          15
         Tax Consequences                            15
Financial Highlights                                 17


WHY YOU SHOULD READ THIS PROSPECTUS

   Reading the prospectus will help you to decide whether the ICM/Isabelle Small Cap Value Fund is the right investment for you. It allows you to compare the fund's objective, principal investment strategies, principal risks and performance with other mutual funds. The fund invests in the common stock of small companies that are believed to have the potential for substantial appreciation over time. It is designed for long-term investors who are able to tolerate the volatility that exists with investing in small company stocks. Please keep this Prospectus for future reference.

INFORMATION ABOUT THE FUND

INVESTMENT OBJECTIVE AND PHILOSOPHY

       The fund seeks capital appreciation by investing its assets primarily in relatively undervalued common stocks of domestic small companies.

PRINCIPAL INVESTMENT STRATEGIES


       Ironwood Capital Management, LLC ("ICM"), the fund's investment adviser, seeks to combine the risk-averse nature of value investing with the superior long-term capital appreciation potential of small company stocks. Under normal circumstances, the fund invests at least 80% of its assets in companies that, at the time of purchase, have small market capitalizations, which, for purposes of this fund, are those companies with market capitalizations similar to companies in the Russell 2000(R) Index. 1 As of March 31, 2005, the largest company in the Russell 2000 Index had a market capitalization of $6.45 billion. Market capitalization is the stock price multiplied by the total number of shares outstanding.


       It is ICM's intention to be fully invested in small cap securities at all times. To maintain the fund's investment objective it will close to new investors when assets reach $500 million.

[CALLOUT:
BOTTOM-UP APPROACH TO INVESTING refers to the analysis of individual company information before considering the impact of industry and economic trends. ]

       Using a bottom-up approach with fundamental analysis, ICM analyzes a company's recent valuation, price/earnings ratio and tangible assets, such as cash, real estate and equipment, to determine whether it presents the best value in terms of current price, cash flow, and current and forecasted earnings.

[CALLOUT:
FUNDAMENTAL ANALYSIS is the analysis of company financial statements to forecast future price movements using past records of assets, earnings, sales, products, management and markets.]

       ICM believes that this approach helps to identify companies whose market value is substantially below true economic value. These companies are often neglected, overlooked or out-of-favor in the market. As a result, their current stock prices may not reflect the companies' long-term economic value. Frequently, these companies exhibit one or more of the following traits. A company may be:

o        in transition, or in the process of being turned-around




--------
1 The fund will provide shareholders with at least 60 days' prior written notice of any change in its 80% investment policy. In addition, although major changes tend to be infrequent, the fund's Board of Trustees could change the fund's investment objective without seeking shareholder approval.

o emerging - the company has a new product or innovation to offer the marketplace


o positioned to benefit from internal changes, such as a shift in management, or external catalysts, such as a cyclical turnaround of a depressed business or industry.

       In selecting these securities, an in-depth research and analysis of each company is conducted. ICM looks at:

o        potential cash flow

o        quality and commitment of management

o        overall financial strength

o        existing assets.

       ICM often conducts in-person visits or discussions with management as well.

PORTFOLIO HOLDINGS

A description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio securities is available in the Statement of Additional Information (SAI).

[CALLOUT:
VALUE INVESTING is an approach to investing that seeks to identify, through in-depth research and analysis, companies that are undervalued in the market place - companies whose market value is less than their economic value. Such companies are often out of favor or not closely followed by investors, but offer the potential for substantial appreciation over time.]

       Although it is unlikely, the fund may also invest its assets in other securities or engage in different investment practices, including derivatives. These securities and practices are not part of the fund's principal investment strategies, but may be used from time to time to supplement or enhance the fund's principal investment strategies in an effort to achieve the fund's investment objectives (and may not be used at all). They include convertible and debt securities, foreign securities, rights and warrants, illiquid and restricted securities, below investment-grade debt securities, commonly referred to as
       "junk-bonds," repurchase agreements, when-issued and delayed-delivery securities, hedging transactions, short sales against the box, lending portfolio securities and borrowing money. Investments in these securities and engaging in any of these investment practices offer certain opportunities and carry various risks. Please refer to the statement of additional information for more information on these securities and investment practices.

       ICM may sell a security when it achieves the clearly defined target price. A security may also be sold if any of the following occur:

o        a disruptive change in management

o        the company is unable to operate under its financial burdens

o        the company's growth cycle fails to materialize

o        a company's anticipated product or technology cannot be commercialized

o        the investment time horizon of 2-to-3 years is exceeded.

PRINCIPAL RISKS

       There are two basic risks prevalent in all mutual funds investing in common stock: "management" and "market" risks.

o MANAGEMENT RISK means that your investment in the fund varies with the success and failure of ICM's value-oriented investment strategies and ICM's research, analysis and determination of portfolio securities. If ICM's investment strategies do not produce the expected results, your investment could be diminished or even lost.

o MARKET RISK means that the price of common stock may move down in response to general market and economic conditions, investor perception and anticipated events, weakness in a particular industry, as well as the activities of the individual company. Additionally, because the fund invests in common stocks, its share price will change daily in response to stock market movements.

    SMALL CAP STOCKS

       Because the fund invests in small companies the fund's share price may be more volatile than the share price of funds investing in larger companies. Small companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their stocks. If small companies fall out-of-favor with the market and investors, the price of your shares may fall, causing the value of your investment in the fund to fall.

    VALUE INVESTING

       Value stocks can react differently to issuer, political, market and economic developments than the market as a whole and other types of stocks. Value stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks. However, these stocks can continue to be inexpensive for long periods of time and may not realize their full economic value.

    DEFENSIVE INVESTING

       For temporary defensive purposes, the fund may hold cash or invest its net assets in short-term securities including U.S. Treasury securities, high quality commercial paper and repurchase agreements. Although the fund may do this to reduce losses, these measures may adversely affect the fund's efforts to achieve its objective.

       THE FUND CANNOT ELIMINATE RISK OR ASSURE ACHIEVEMENT OF ITS OBJECTIVE. IF THE RISKS ABOVE ARE REALIZED, YOU MAY LOSE MONEY ON YOUR INVESTMENT IN THE FUND.

PAST PERFORMANCE

       Annual return includes the reinvestment of dividends and distributions and reflects fund expenses. The following bar chart and performance tables provide some indication of the risks and volatility of an investment in the fund by showing how returns can differ from year to year and by comparing the fund's performance with that of a comparable market index. As with all mutual funds, past performance (before and after taxes) does not guarantee future results.

[EDGAR REPRESENTATION OF BAR CHART
YEAR-BY-YEAR RETURNS (INVESTMENT CLASS)
1999     49.49%
2000      7.73%
2001      8.74%
2002    -17.43%
2003     41.39%
2004     18.12%]



       During the periods shown in the above chart, the highest return for a quarter was 31.83% (quarter ended June 30, 2003) and the lowest return for a quarter was -29.11% (quarter ended September 30, 2001).


    AVERAGE ANNUAL TOTAL RETURN

       The fund's average annual total return is compared with the Russell 2000 Index, an unmanaged index consisting of broad-based common stocks. The Russell 2000 Index does not reflect investment management fees, brokerage commissions and other expenses associated with investing in equity securities. Although the fund does not seek to match the returns of the Russell 2000 Index, this index is a good indicator of market performance and risk for small company stocks. You may not invest directly in the Russell 2000 Index and, unlike the fund, it does not incur fees or charges.

       The following table compares the fund's average annual total return, average annual total return after taxes on distributions, and average annual total return after taxes on distributions and sale of fund shares, for Investment Class shares of the fund, as of December 31, 2004 to the Russell 2000 Index.


INVESTMENT CLASS*                             1 YEAR      5 YEAR    LIFE OF FUND
------------------------------------------ ------------ ----------- ------------

Return Before Taxes                            18.12%        10.07%       7.81%
Return After Taxes on Distributions            18.12%         9.94%       7.71%
Return After Taxes on Distributions
    and Sale of fund Shares                    11.78%         8.71%       6.78%

Index-  Russell  2000 Index  (reflects no

deduction for fees, expenses or taxes)         18.33%         6.61%       6.56%


   * Investment Class shares commenced operations on March 9, 1998. The Class' total returns reflect performance based on net operating expenses. For each period above, fees were waived or expenses reimbursed. Total returns would have been lower if expenses had not been reduced.

     The following   table compares the fund's average annual total return,  for
     Institutional  Class   shares,  as of December 31, 2004 to the Russell 2000
     Index.


INSTITUTIONAL CLASS*                          1 YEAR      5 YEAR    LIFE OF FUND
------------------------------------------ ------------ ----------- ------------

Return Before Taxes                            18.46%        10.43%       8.17%

------------------------------------------ ------------ ----------- ------------
Index-  Russell  2000 Index  (reflects no

deduction for fees, expenses or taxes)         18.33%         6.61%       6.07%


   * Institutional Class shares commenced operations on March 27, 1998. The Class' total return reflects performance based on net operating expenses. For each period above, fees were waived or expenses reimbursed. Total returns would have been lower if expenses had not been reduced.

       After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are shown for only one class and after-tax returns for the other class may vary. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

FEES AND EXPENSES

    SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

       The fund is a no-load fund, so you pay no sales charges (loads) to purchase or redeem shares.

    ANNUAL FUND OPERATING EXPENSES
    (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

       The costs of operating the fund are deducted from fund assets, which means you pay them indirectly. These costs are deducted before computing the daily share price or making distributions. As a result, they don't appear on your account statement, but instead reduce the total return you receive from your fund investment.

       This table describes the fees and expenses that you pay if you buy and hold fund shares.

-------------------------------------------------------------------------------
                                 INVESTMENT SHARES      INSTITUTIONAL SHARES
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Management Fee                         1.00%                   1.00%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Distribution (12b-1) Fees              0.25%                    None
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Other Expenses                         0.64%                   0.63%

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
TOTAL ANNUAL FUND

OPERATING EXPENSES*                    1.89%                   1.63%

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------


* The fund's service providers may voluntarily waive or reimburse certain fees, as they may determine, from time to time. Certain fund expenses may also be reduced through directed brokerage arrangements. FOR THE YEAR ENDED DECEMBER 31, 2004, NET OPERATING EXPENSES FOR THE INVESTMENT SHARES AND THE INSTITUTIONAL SHARES WERE 1.86% AND 1.61%, RESPECTIVELY, TAKING INTO ACCOUNT SUCH WAIVERS, REIMBURSEMENTS AND FEE OFFSETS. Voluntary fee waivers may be reduced or eliminated at any time.


  In addition, under a written Investment Advisory Agreement ("Agreement") between ICM and the fund, ICM is obligated for as long as the Agreement remains in effect, to limit total fund expenses, including its investment advisory fee, to 1.95% of the average daily net assets annually for Investment Shares and 1.70% of the average daily net assets annually for Institutional Shares, and to waive such fees and expenses to the extent they exceed these amounts.

[CALLOUT:
UNDERSTANDING EXPENSES
  Operating expenses are paid directly by the fund. As a result, you pay for them indirectly, as they reduce the fund's return. The higher the fund's expenses are, the lower its return. Fund expenses include management fees, 12b-1 fees (with respect to the Investment Shares), and administrative costs such as shareholder recordkeeping and reports, accounting services and custody fees.]

    EXAMPLE

       This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It uses the same hypothetical conditions that other funds use in their prospectuses:

o        $10,000 initial investment

o        5% total return on your investment each year

o        total annual fund operating expenses remain the same

o        redemption at the end of each time period

o        reinvestment of all dividends and distributions.

       You pay the same amount in expenses whether you hold your shares or sell them at the end of each period. Your actual costs may be higher or lower because fund operating expenses change, so use this example for comparison only. Based on these assumptions at the end of each period your costs would be:

EXAMPLE COSTS

                                 1 YEAR      3 YEARS     5 YEARS     10 YEARS

     Investment Shares            $192        $594        $1,021      $2,212
     Institutional Shares         $166        $514         $887       $1,933

6

THE FUND'S MANAGEMENT

       ICM, the fund's manager, is located at 21 Custom House Street, Suite 240, Boston, MA 02110 and was formed in August 1997. ICM has provided investment advisory and management services to clients since 1998. ICM currently manages assets for the fund, institutional clients, such as pension funds, endowments, foundations and public retirement plans, as well as for high net worth individual investors.

       ICM supervises the fund's investment activities and determines which securities are purchased or sold by the fund. ICM is responsible for all expenses related to its services in managing the fund. ICM received an annual fee of 1.00% of the fund's average daily net assets for the fiscal year ended December 31, 2004. This fee is computed daily and paid monthly.


       A discussion summarizing the basis on which the Board most recently approved the Investment Advisory Agreement between the Trust and ICM will be available in the fund's semi-annual report for the six months ended June 30, 2005.


       The fund and ICM have each adopted a code of ethics under Rule 17j-1 of the 1940 Act that sets forth officers, directors and advisory personnel's fiduciary responsibilities regarding the fund, establishes procedures for personal investing, and restricts certain transactions. Persons subject to either the fund's or ICM's code of ethics, including ICM investment personnel, may invest in securities for their own investment accounts, including, subject to certain conditions, securities that may be purchased or held by the fund.

[CALLOUT:
PORTFOLIO MANAGEMENT
Warren Isabelle, Chief Investment Officer of ICM since its inception, is the fund's portfolio manager. Until January 1997, Mr. Isabelle was Senior Vice President and head of Domestic Equity Management for Pioneer Mutual Funds, and the portfolio manager of Pioneer Capital Growth Fund (from July 1990 through January 1997) and Pioneer Small Company Fund (from November 1995 through January
1997). From February 1997 through May 1997, Mr. Isabelle was Senior Vice President and Chief Investment Officer of Equities at Keystone Investment Management Company.

The fund's SAI provides additional information about the Portfolio Manager's compensation, other accounts managed by the Portfolio Manager and the Portfolio Manager's ownership of securities in the Fund.

PORTFOLIO TURNOVER

       Although the fund does not intend to engage in trading for short-term profits it may sell a portfolio security regardless of how long the security has been held. Significant portfolio turnover could increase expenses the fund incurs for securities trading, as well as increase the likelihood that the fund will have more short-term capital gain from investment income, which is not taxed at a preferred rate. Increased expenses and taxes could adversely affect the fund's overall performance, as they reduce the fund's return. See "Fees and Expenses."


INFORMATION ABOUT YOUR ACCOUNT

       This fund is a no-load fund, which means that you may purchase or redeem shares directly at their net asset value ("NAV") without paying a sales charge. However, you may be charged a fee or have higher investment minimums if you buy or sell shares through a securities dealer, bank or financial institution.


       ICM may enter into arrangements with financial institutions whereby ICM agrees to pay a financial institution for inclusion of the fund on the financial institution's mutual fund "supermarket" platform.


PURCHASING SHARES

    OPENING AN ACCOUNT


       You may purchase fund shares by check, ACH or wire. All checks must be made payable in U.S. dollars and drawn on U.S. financial institutions. The check must be made payable on its face to "ICM Series Trust." Third party checks will not be accepted. Absent the granting of an exception consistent with the fund's Anti-Money Laundering Compliance Program, the fund does not accept purchases made by credit card, credit card check, starter check, cash or cash equivalents (for instance, you may not pay by money order, cashier's check, bank draft or traveler's check). The fund reserves the right to wait until it receives acknowledgment to its satisfaction that a check has cleared and payment has been posted before issuing fund shares. A $20 charge may be imposed on any returned checks.


    SHARE CLASSES

       The   fund   offers two   classes   of  shares: Investment   Shares   and
       Institutional Shares. Institutional Shares are offered to investors that make a $500,000 minimum investment.

                             TO OPEN AN      MINIMUM ADDITION  MINIMUM BALANCE
SHARE CLASS                    ACCOUNT
Investment Shares                    $1,000              $100           $1,000
  IRAs                               $1,000              $100           $1,000
  AIP                                $1,000              $100           $1,200
Institutional Shares               $500,000           $50,000         $250,000

       The fund may waive account minimums if it is economically feasible and in the best interests of the fund's shareholders. The fund has the right to reject any purchase order, or limit or suspend the offering of its shares.

    ANTI-MONEY LAUNDERING PROGRAM

        Customer identification and verification are part of the fund's overall obligation to deter money laundering under Federal law. The fund has adopted an Anti-Money Laundering Compliance Program designed to prevent the fund from being used for money laundering or the financing of terrorist activities. In this regard, the fund reserves the right, to the extent permitted by law, to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services or (iii) involuntarily close an account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of fund management, they are deemed to be in the best interest of the fund or in cases when the fund is requested or compelled to do so by governmental or law enforcement authority. If an account is closed at the request of governmental or law enforcement authority, the shareholder may not receive proceeds of the redemption if the fund is required to withhold such proceeds.

    ACCOUNT APPLICATION AND CUSTOMER IDENTITY AND VERIFICATION

       To help the government fight the funding of terrorism and money laundering activities, Federal law requires financial institutions to obtain, verify, and record information that identifies each person who opens an account.

       When you open an account, the fund will ask for your name, address, date of birth, social security number, and other information or documents that will allow us to identify you.

       If you do not supply the required information, the fund will attempt to contact you or, if applicable, your broker. If the fund cannot obtain the required information within a timeframe established in the fund's sole discretion, your application will be rejected.

       When your application is in proper form and includes all required information, your application will normally be accepted and your order will be processed at the NAV next calculated after receipt of your application in proper form. The fund may reject your application under its Anti-Money Laundering Program. If your application is accepted, the fund will then attempt to verify your identity using the information you have supplied and other information about you that is available from third parties, including information available in public and private databases, such as consumer reports from credit reporting agencies.

       The fund will try to verify your identity within a timeframe established in the fund's sole discretion. If the fund cannot do so, the fund reserves the right to close your account at the NAV next calculated after the fund decides to close your account and to remit proceeds to you via check, but only if your check clears the bank. If your account is closed, you may be subject to a gain or loss on fund shares and will be subject to any related taxes.

    LIMITATIONS ON PURCHASES AND MARKET TIMING


       The Board of Trustees has adopted policies and procedures with respect to frequent purchases and redemptions of fund shares by fund shareholders. It is the fund's policy to discourage short-term trading. Frequent trading in the fund, such as by traders seeking short-term profits from market momentum and other timing strategies, may interfere with the management of the fund's portfolio and result in increased administrative and brokerage costs and potential dilution in the value of shares. As money is moved in and out, the fund may incur expenses related to buying and selling portfolio securities and these expenses are borne by fund shareholders.

       Specifically, focus is placed on identifying redemption transactions which may be harmful to the fund or its shareholders if they are frequent. These transactions are analyzed for offsetting purchases within a predetermined period of time. If frequent trading trends are detected, an appropriate course of action is taken, which course of action will be determined by consideration of, among other things, shareholder account transaction history. The fund reserves the right to restrict or reject, or cancel within one business day, without any prior notice, any purchase or exchange order, including transactions representing excessive trading, transactions that may be disruptive to the management of the fund's portfolio, and purchase orders not accompanied by payment.

       The fund may refuse to sell shares to persons determined by the fund to be market timers, even if any pre-determined limitations established on behalf of the fund have not been reached.

       The fund reserves the right to refuse any purchase (including exchange) request, particularly requests that could adversely affect the fund or its operations.

       Due to its investment in the securities of small companies, which may have limited trading markets, the fund may be subject to greater risk of market timing activity than funds investing in securities of larger companies.


       [CALLOUT:
       OMNIBUS ACCOUNT
       is an account in the name of an organization, usually a financial institution, in which the transactions of two or more beneficial owners are combined and carried in the name of the organization, rather than designated separately.]
10



              OPENING AN ACCOUNT                ADDING TO AN ACCOUNT
--------------------------------------------------------------------------------
BY MAIL       o  Complete the application       o  Make check payable
              o  Make check payable                to "ICM Series Trust."  Be
                 to "ICM Series Trust."            sure to include your account
              o  Mail application and              number on the check.
                   check to:                    o  Fill out investment slip and
                   ICM Series Trust                indicate the class of shares
                   Two Portland Square             you wish to purchase.
                   Portland, ME 04101           o  Mail check with investment
                                                   slip to the address on the
                                                   left.
--------------------------------------------------------------------------------
BY WIRE       Mail your application to the      Wire funds to:
              above address, then call             Citibank, N.A.
              (800) 472-6114 to obtain an          New York, NY
              account number.  Include your        ABA: #021000089
              Taxpayer Identification Number.      For credit to:
              Wire funds using the instructions    Forum Shareholder Services
              at the right.                        A/C: #30576692
                                                   Re: ICM/Isabelle Small Cap
                                                   Value Fund
                                                   Your name and account number
--------------------------------------------------------------------------------
BY           Mail your  application  with an       Shares  are  purchased  once
AUTOMATIC    authorized form to the address        and/or twice a month,  on the
INVESTMENT   above, along with a check for         1st,  15th, or both days.
PLAN (AIP)   your initial  investment payable
             to "ICM Series Trust." Call
             (800) 472-6114 to obtain a form.
--------------------------------------------------------------------------------
BY           Mail your application to the above   Call (800) 472-6114 to
ELECTRONIC   address,  then call                  initiate  your ACH request and
FUNDS        (800)  472-6114 to obtain            provide  banking instructions
TRANSFER     an  account  number.                 for the  electronic  debit
(ACH)        Include your Taxpayer                from your selected financial
             Identification                       institution account.
             Number. We will  electronically
             debit your purchase proceeds from
             your selected financial institution
             account.
--------------------------------------------------------------------------------
THROUGH A     Contact your financial            Contact your financial
FINANCIAL     professional.                     professional.
PROFESSIONAL


    DISTRIBUTION ARRANGEMENTS

       The fund has adopted a plan under rule 12b-1 allowing it to compensate the fund's distributor for the sale and distribution of its Investment Shares. The distributor receives up to 0.25% of the average daily net assets of Investment Shares. Because this fee is paid on an ongoing basis, it may cost you more than other types of sales charges.

ACCOUNT REQUIREMENTS

       For further information regarding the fund's requirements for opening, and sending instructions for individual, sole proprietorship, and joint accounts, as well as business entity and trust accounts please call (800) 472-6114.

DETERMINING SHARE PRICE

       The price at which you buy or sell fund shares is the net asset per share price or NAV. The NAV is calculated for each class at the close of regular trading of the New York Stock Exchange "NYSE" (normally 4:00 p.m. Eastern Time) each day the NYSE is open. It is not calculated on days the NYSE is closed for trading. The price for a purchase or redemption of fund shares is the NAV next calculated after receipt of your request. The NAV for each class can differ because each class has different expense ratios.

[CALLOUT:
CALCULATING NAV
       The price for each share class is determined by adding the value of that class's investments, cash and other assets, deducting liabilities, and then dividing that amount by the total number of shares outstanding for that class.]


       When the fund calculates NAV, it values portfolio securities at the last current sales price on the market where each such security is normally traded, unless ICM deems that price not representative of market values. In such instances, the fund's value of a security is likely to be different from the quoted market price of such security and the fund's NAV may differ from the NAV that would have been determined using the market price for the security. This could happen if, for example, the fund acquired a security for which market quotations are not readily available; there was a trading halt in a security held by the fund; the fund's accounting agent received unreliable prices for securities held by the fund; or, after the close of the market, an event took place that had a major impact on the price of one or more of the fund's securities. If no sales occurred on a particular day, the security is valued at the mean between the most recently quoted bid and asked price. Securities that cannot be valued at closing prices will be valued by ICM at fair value in accordance with procedures adopted by the fund's board of trustees. To the extent that the fund invests in other mutual funds, the fund will calculate its NAV using the NAV of the underlying funds in which it invests as described in the underlying funds' prospectuses. Fair valuation of securities that cannot be valued at closing prices could result in a NAV different than that determined if using market quotations. Fair valuation of securities involves subjective judgment. It is possible that a fair value determined for a security may differ materially from the value realized on the sale of such security.

CANCELED OR FAILED PAYMENTS

       The fund accepts checks and ACH transfers at full value subject to collection. If the fund does not receive your payments for shares or you pay with a check or ACH transfer that does not clear, your purchase will be canceled. You will be responsible for any losses or expenses incurred by the fund or its transfer agent, and the fund may redeem shares you own in the account (or another identically registered account that you maintain with the transfer agent) as reimbursement. The fund and its agents have the right to reject or cancel any purchase due to nonpayment.

  SELLING SHARES

    WHAT YOU NEED TO KNOW WHEN SELLING SHARES

       You may sell your shares on any day the fund is open for business. No redemption request will be processed until your shares have been paid for in full. This means if you purchased your shares by check, the redemption payment will be delayed until the fund has received acknowledgment to its satisfaction that the check has cleared and the funds have been posted. In times of drastic economic or market conditions, you may have difficulty selling shares by telephone.

       Once your request has been "actually received" by the fund in "proper form" the fund will redeem your shares at the next determined share price. "Proper form" means that the fund has actually received and processed your account application, all shares are paid for in full and all documentation including any required signature guarantees are included. "Actual receipt" by the fund, when by mail, means physical receipt at the fund's address listed below, or if by telephone, receipt by an authorized fund representative at the telephone number listed below. Generally, the fund pays redemption proceeds by check within seven days after the request is actually received by the fund. Payment is sent to the address of record.

[CALLOUT:
SECURITY CONSIDERATIONS
You may give up some level of security by choosing to buy or sell shares by telephone rather than by mail. The fund uses procedures designed to give reasonable assurance that telephone instructions are genuine, including recording the transactions, testing the identity of the shareholder placing the order and sending prompt written confirmation of transactions to the shareholder of record. If these procedures are followed, the fund and its service providers are not liable for acting upon instructions communicated by telephone that they believe to be genuine. ]

    SELLING YOUR SHARES:
       BY PHONE: Be sure to fill out the appropriate areas of the account application. You may redeem up to $50,000 per day by calling (800) 472-6114. Shares held by retirement plans may not be redeemed by telephone.

       BY MAIL: Send a letter of instruction including the account number, the dollar value or number of shares and any necessary signature guarantees (see next page) to: ICM Series Trust, Two Portland Square, Portland, ME 04101.

     BY WIRE: Be sure to fill out the appropriate areas of the account application. Proceeds of $1,000 or more may be wired to your pre-designated bank account. There is a $20 charge for each wire redemption.

     BY SYSTEMATIC WITHDRAWAL PLAN: For further information on a systematic withdrawal plan, please call (800) 472-6114.

     THROUGH A FINANCIAL PROFESSIONAL: Contact your financial professional.

    SIGNATURE GUARANTEES

       A signature guarantee must be provided if:

o        you are making a written request to redeem shares worth more than
         $100,000

o you want the proceeds sent to someone other than the owner of the account

o you want the proceeds to be mailed to an address other than the address of record

o        the account registration has changed within the last 30 days

o you want the proceeds wired to a bank not designated on your application

       Signature guarantees are accepted from most domestic banks and securities dealers. A notary public cannot provide a signature guarantee.

    INVOLUNTARY REDEMPTION

       If your account falls below the stated investment minimums or if the fund is unable to verify your identity, the fund may redeem your shares. Your account will not be redeemed if the balance falls below the minimum due to investment losses. You will receive notice 45 days prior to an involuntary redemption if the balance in your account falls below the stated investment miniumums. If your account is redeemed the proceeds will be sent to the address of record.

    IN-KIND REDEMPTIONS

       Although the fund expects to make redemptions in cash, it reserves the right to make the redemption a distribution in-kind. This is done to protect the interests of the fund's remaining shareholders. An in-kind payment means you receive portfolio securities rather than cash. If this occurs, you will incur transaction costs when you sell the securities.

    LOST ACCOUNTS


       The transfer agent will consider your account "lost" if correspondence to your address of record is returned as undeliverable on more than two consecutive occasions, unless the transfer agent determines your new address. When an account is "lost," all distributions on the account will be reinvested in additional fund shares. In addition, the amount of any outstanding checks unpaid for six months or more or checks that have been returned to the transfer agent will be reinvested at the then-current NAV and the checks will be canceled. However, checks will not be reinvested into accounts with a zero balance.


DISTRIBUTIONS AND TAXES

    DISTRIBUTIONS

       The fund makes distributions to shareholders at least annually from two sources: net long-term capital gain and income dividends, if any. Dividends from income and/or capital gains may also be paid at such other times as may be necessary for the fund to avoid federal income or excise taxes. Most of the fund's distributions are expected to be from net long-term capital gains.

       Unless you tell us that you want to receive your distributions in cash, all distributions will be automatically reinvested in additional full and fractional shares of the fund. Your other options are to receive checks for these payments or have them deposited into your bank account.

[Call Out:
TAX CONSIDERATIONS
Unless your investment is in a tax-deferred account you may want to avoid:

o Investing a large amount in the fund near the end of the calendar year; if the fund makes a capital gains distribution you will receive some of your investment back as a taxable distribution.

o    Selling shares at a loss for tax  purposes   and then making an   identical
     investment within 30 days. The result is a wash sale and you will not be allowed to claim a tax loss.]

    TAX CONSEQUENCES

     Distributions from the fund, whether received in cash or additional shares of the fund, may be subject to federal income tax. Any net investment income and net short-term capital gain distributions you receive from the fund generally are taxable as ordinary dividend income at your income tax rate. A portion of the fund's income dividends may qualify for the dividends-received deduction for corporate shareholders. Some of the fund's distributions may be treated as "qualified dividend income," taxable to individuals at a maximum federal tax rate of 15% (5% for individuals in lower tax brackets). A distribution is treated as qualified dividend income to the extent that the fund receives dividend income from taxable domestic corporations and certain qualified foreign corporations, provided that the holding period and other requirements are met by both the fund and the shareholder. Distributions of net capital gains are generally taxable as long-term capital gains. This is generally true no matter how long you have owned your shares and whether you reinvest your distributions or take them in cash. Distributions declared in the last quarter of a year are taxed in that year, even if not distributed until the follow-ing January. You may also have to pay taxes when you exchange or sell shares if your shares have increased in value since you bought them. Gain or loss from the sale or exchange of shares generally is taxable to you as a capital gain or loss; whether long-term or short-term depends on how long you owned the shares.


---------------------------------------- --------------------------------------
TRANSACTION                              TAX STATUS
---------------------------------------- --------------------------------------
---------------------------------------- --------------------------------------
Income dividends                         Ordinary income or qualified
                                         dividend income
---------------------------------------- --------------------------------------
---------------------------------------- --------------------------------------
Short-term capital gain distributions    Ordinary income
---------------------------------------- --------------------------------------
---------------------------------------- --------------------------------------
Long-term capital gain distributions     Long-term capital gain
---------------------------------------- --------------------------------------

[CALLOUT:
TAX-DEFERRAL
Generally, if your investment is in a traditional IRA or other tax-deferred account, your dividends and distributions will not be taxed at the time they are paid, but instead at the time you withdraw them from your account.]

       If the fund's (1) income distributions exceed its net investment income and net short-term capital gains or (2) capital gain distributions exceed its net capital gains in any one year, all or a portion of those distributions may be treated as a return of capital to you. Although a return of capital generally is not taxed, it will reduce the cost basis of your shares and, to the extent that it exceeds your cost basis, is treated as a gain from the sale or exchange of your shares.

       The fund may be subject to foreign withholding taxes or other foreign taxes on some of its foreign investments. This will reduce the yield or total return on those investments. In addition, we must withhold 28% of your distributions and proceeds if (1) you are subject to backup withholding or (2) you have not provided us with complete and correct taxpayer information such as your Social Security Number (SSN) or Tax Identification Number (TIN).

       Your investment in the fund could have additional tax consequences. Please consult your tax advisor on state, local or other applicable tax laws.

FINANCIAL HIGHLIGHTS


The financial highlights in the following table are intended to help you understand the fund's financial performance for the past five fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the fund (assuming reinvestment of all dividends and distributions). The information for the fiscal years ended December 31, 2004, December 31, 2003 and December 31, 2002 was derived from the fund's financial statements, which were audited by PricewaterhouseCoopers LLP, whose report, along with the fund's financial statements, is included in the fund's December 31, 2004 annual report, which is available upon request. For the other periods, the information has been derived from the fund's financial highlights, which were audited by the fund's previous auditors.


-------------------------------------------------------------------------------------------
                                                         INVESTMENT CLASS
-------------------------------------------------------------------------------------------
                                                   FOR THE YEAR ENDED DECEMBER 31
-------------------------------------- ----------------------------------------------------
                                         2004       2003       2002       2001      2000
-------------------------------------- ---------- ---------- ---------- ---------- --------

NET ASSET VALUE, beginning of period    $13.80      $9.76     $ 11.82    $10.87    $10.33

 Increase (decrease) from
 investment operations:

 Net investment loss                    (0.19)*    (0.13)*    (0.14)     (0.08)    (0.05)
  Net gains (losses) on investments      2.70*      4.17*     (1.92)      1.03      0.84

   (both realized and unrealized)
-------------------------------------- ---------- ---------- ---------- ---------- --------

 Net increase (decrease)                 2.51       4.04      (2.06)      0.95      0.79

     from investment operations
-------------------------------------- ---------- ---------- ---------- ---------- --------

  Less distributions from net              -          -          -          -      (0.25)
    realized gains

-------------------------------------- ---------- ---------- ---------- ---------- --------

NET ASSET VALUE, end of period          $16.31     $13.80      $9.76     $11.82    $10.87

-------------------------------------- ---------- ---------- ---------- ---------- --------

TOTAL RETURN **                         18.12%     41.39%    (17.43%)     8.74%     7.73%

RATIO/SUPPLEMENTAL DATA

 Net assets, end of period (in 000s)    $70,825   $ 67,983   $ 64,552   $ 85,386   $75,327

 Ratio of expenses to average net assets:

    Before waivers and/or                1.89%      1.94%      1.80%      1.74%     1.82%
    reimbursements
    After  waivers and/or                1.86%      1.88%      1.71%      1.74%     1.81%
    reimbursements
Ratio of net investment income
(loss) to

      average net assets:

    Before waivers and/or               (1.38)%    (1.32%)    (1.17%)    (0.61%)   (0.44%)
    reimbursements
    After  waivers and/or               (1.35)%    (1.26%)    (1.08%)    (0.61%)   (0.43%)
    reimbursements
 Portfolio turnover rate                90.58%     51.70%     50.41%     43.16%    53.91%

-------------------------------------- ---------- ---------- ---------- ---------- --------

   * Based on average shares outstanding.

  ** Assumes  initial  investment  at net asset value at the  beginning  of each period, reinvestment of all distributions. Total return reflects performance based on net operating expenses. During any period in which fees were waived or expenses reimbursed, total return would have been lower if expenses had not been reduced.


-------------------------------------------------------------------------------------------
                                                        INSTITUTIONAL CLASS
-------------------------------------------------------------------------------------------
                                                   FOR THE YEAR ENDED DECEMBER 31
-------------------------------------- ----------------------------------------------------
                                         2004       2003       2002       2001      2000
-------------------------------------- ---------- ---------- ---------- ---------- --------

NET ASSET VALUE, beginning of period    $14.03      $9.89     $11.95     $10.92    $10.36

-------------------------------------- ---------- ---------- ---------- ---------- --------
 Increase (decrease) from
  investment operations:

 Net investment loss                    (0.16)*    (0.10)*    (0.11)     (0.05)    (0.02)
  Net gains (losses) on investments
     (both realized and unrealized)      2.76*      4.24*     (1.95)      1.08      0.83

-------------------------------------- ---------- ---------- ---------- ---------- --------

 Net increase (decrease)                 2.60       4.14      (2.06)      1.03      0.81

     from investment operations
-------------------------------------- ---------- ---------- ---------- ---------- --------
  Less distributions from net                         -          -          -      (0.25)
    realized gains
-------------------------------------- ---------- ---------- ---------- ---------- --------

NET ASSET VALUE, end of period          $16.63     $14.03      $9.89     $11.95    $10.92

-------------------------------------- ---------- ---------- ---------- ---------- --------

TOTAL RETURN **                         18.46%     41.86%    (17.24)%     9.43%     7.90%

RATIO/SUPPLEMENTAL DATA

 Net assets, end of period (in 000s)    $15,193   $ 18,253    $20,920    $29,502   $26,225

 Ratio of expenses to average net assets:

    Before waivers and/or                1.63%      1.61%      1.49%      1.49%     1.57%
    reimbursements
    After  waivers and/or                1.61%      1.55%      1.44%      1.49%     1.56%
    reimbursements
Ratio of net investment income
(loss) to

      average net assets:

    Before waivers and/or               (1.12)%    (0.98%)    (0.86)%    (0.36)%   (0.18)%
    reimbursements
    After  waivers and/or               (1.10)%    (0.93%)    (0.82)%    (0.36)%   (0.17)%
    reimbursements
 Portfolio turnover rate                90.58%     51.70%     50.41%     43.16%    53.91%

-------------------------------------- ---------- ---------- ---------- ---------- --------

   * Based on average shares outstanding.

  ** Assumes  initial  investment  at net asset value at the  beginning  of each period, reinvestment of all distributions. Total return reflects performance based on net operating expenses. During any period in which fees were waived or expenses reimbursed, total return would have been lower if expenses had not been reduced.

                       This page intentially left blank.

                       This page intentially left blank.

[BACK COVER]
[LOGO] ICM FUNDS


FOR MORE INFORMATION
--------------------------------------------------------------

        Additional information about the fund's investments is available in the fund's semi- annual and annual reports to shareholders. The fund's annual report contains a discussion of the market conditions and investment strategies that significantly affected the fund`s performance during its last fiscal year.

        You may want to read the statement of additional information (SAI) for more information on the fund and the securities it invests in. The SAI is incorporated into this prospectus by reference, which means that it is legally considered to be part of this prospectus.

        To request free copies of the semi-annual and annual reports and the SAI, and to request other information or get answers to your questions about the fund, write or call:

    BY TELEPHONE: (800) 472-6114

    BY MAIL:  ICM SERIES TRUST
              TWO PORTLAND SQUARE
              PORTLAND, MAINE 04101

    VIA THE INTERNET:View online or download text-only documents:

        ICM Series Trust:
         WWW.ICMFUNDS.COM

        Securities and Exchange Commission:
         WWW.SEC.GOV*


*You can also  obtain  copies by visiting  the SEC's  Public  Refer-  Investment
  Company Act ence Room in  Washington,  DC,  calling  (202)  942-8090,  or File
  Number: 811-08507 by sending your request and the appropriate fee to the SEC's Public Reference Section, Washington DC 20549-0102, or via e-mail to:
  PUBLICINFO@SEC.GOV.

INVESTMENT COMPANY ACT FILE NUMBER: 811-08507

                                ICM SERIES TRUST
                        ICM/ISABELLE SMALL CAP VALUE FUND
                        21 Custom House Street, Suite 240
                           Boston, Massachusetts 02110
                                www.icmfunds.com

                                Investment Shares
                              Institutional Shares
                       STATEMENT OF ADDITIONAL INFORMATION

                                   May 2, 2005


ICM Series Trust (the "Trust") is an open-end management investment company. Currently, the Trust offers one investment portfolio, ICM/Isabelle Small Cap Value Fund (the "Fund"). The Fund currently offers two classes of shares, Investment Shares and Institutional Shares (collectively, the "Shares").


This Statement of Additional Information ("SAI") is not a prospectus, but should be read in conjunction with the prospectus for the Fund dated May 2, 2005 (the "Prospectus"). A copy of the Prospectus can be obtained, free of charge, by calling (800) 472-6114 or by written request to the Trust at Two Portland Square, Portland, Maine 04101, or can be viewed at www.icmfunds.com.


Financial Statements for the Fund for the year ended December 31, 2004 included in the Annual Report to shareholders are incorporated into this SAI by reference. A copy of the Annual Report may be obtained, free of charge, upon request by calling (800) 472-6114 or by written request to the Trust at Two Portland Square, Portland, Maine 04101 or can be viewed at www.icmfunds.com.

                                TABLE OF CONTENTS

                                                                            Page
The Fund....................................................................  2
Investment Policies and Practices...........................................  2
Investment Restrictions.....................................................  5
Management of the Fund......................................................  6
Principal Holders of Securities.............................................  9
Investment Adviser..........................................................  9
Administrator............................................................... 12
Fund Accountant............................................................. 12
Transfer Agent.............................................................. 12
Custodian................................................................... 12
Distributor................................................................. 13
Distribution Plan........................................................... 13
Compliance Services......................................................... 13
Independent Registered Public Accounting Firm............................... 14
Legal Counsel............................................................... 14
Purchase of Shares.......................................................... 14
Redemption of Shares........................................................ 15
Investment of Portfolio Securities.......................................... 16
Taxes....................................................................... 18
Description of Shares....................................................... 21
Shareholder and Trustee Liability........................................... 22
Determination of Net Asset Value............................................ 23
Investment Results.......................................................... 23
Proxy Voting Procedures..................................................... 24
Registration Statement...................................................... 24
Experts..................................................................... 24
Proxy Voting Policies and Procedures........................................A-1


       THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND IS
      AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY IF PRECEDED
                   OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.

                                    THE FUND

ICM/Isabelle Small Cap Value Fund (the "Fund"), a diversified open-end management investment company, is currently the only portfolio offered by the ICM Series Trust (the "Trust"), a registered investment company that sells redeemable shares representing an ownership interest in the Trust. The Trust, a Massachusetts business trust, was established under a Declaration of Trust dated November 18, 1997, as amended (the "Declaration of Trust").

                        INVESTMENT POLICIES AND PRACTICES

This SAI supplements the Prospectus. The purpose of this SAI is to set forth additional investment policies not described in the Prospectus, and to provide an expanded description of the Fund's investment strategies, management and other Fund policies, which are already contained in the Prospectus. The Fund normally invests at least 80% of its net assets in companies that, at the time of purchase, have small market capitalizations which, for purposes of this Fund, are those companies with market capitalizations similar to companies in the Russell 2000(R) Index. The Fund uses the most recently published month-end market capitalization range for the Russell 2000 Index for purposes of determining the Fund's compliance with this policy.

Descriptions in this SAI of a particular investment practice or technique in which the fund may engage (such as hedging, etc.) or a financial instrument which the fund may purchase (such as options, forward foreign currency contracts, etc.) are meant to describe the spectrum of investments that the Adviser, in its discretion, might, but is not required to, use in managing the fund's portfolio assets. The Adviser may, in its discretion, at any time employ such practice, technique or instrument for an account or the fund, but not for all funds or accounts advised by it. Furthermore, it is possible that certain types of financial instruments or investment techniques described herein may not be available, permissible, economically feasible or effective for their intended purposes in all markets. Certain practices, techniques, or instruments may not be principal activities of the fund, but, to the extent employed, could from time to time have a material impact on the fund's performance.

COMMON STOCK. Common stock is issued by companies to raise cash for business purposes and represents a proportionate interest in the issuing companies. Therefore, the fund participates in the success or failure of any company in which it holds stock. The market values of common stock can fluctuate significantly, reflecting the business performance of the issuing company, investor perception and general economic or financial market movements. Smaller companies are especially sensitive to these factors and may even become valueless. Despite the risk of price volatility, however, common stocks have historically offered a greater potential for gain on investment, compared to other classes of financial assets such as bonds or cash equivalents, although there can be no assurance that this will be true in the future.

CONVERTIBLE SECURITIES AND DEBT SECURITIES. The Fund may invest up to 5% of its assets in convertible securities. Convertible securities are bonds, notes, debentures, preferred stocks and other securities, which may be converted or exchanged at a stated or determinable exchange ratio into shares of common stock. Convertible securities rank senior to common stock in an issuer's capital structure and are consequently of higher quality and entail less risk than the issuer's common stock. The market value of convertible securities tends to increase when interest rates decline, and conversely, tends to decline when interest rates increase. In addition, the price of convertible securities often reflects changes in the value of the underlying common stock. The Fund will receive interest payments, if the convertible security is a debt security, or a dividend preference, if the convertible security is preferred stock, until the security matures or the Fund chooses to convert or redeem the security. The Fund benefits from convertible securities by earning current income from the security in an amount greater than the Fund would earn by purchasing the underlying stock outright. The Fund may convert the security if the underlying stock appreciates in value. In determining whether to purchase a convertible security, the Fund will consider the same criteria as if it were purchasing the underlying stock. The value of the convertible security may be determined both by the value of its current yield (its "investment value") and the market value of the underlying stock (the "conversion value"). The investment value typically fluctuates inversely with changes in prevailing interest rates and the conversion value fluctuates directly with changes in the price of the underlying stock.


LOWER-RATED SECURITIES. The Fund may invest up to 5% of its assets in convertible and non-convertible debt securities that are below investment grade or carry no rating (commonly referred to as "junk bonds"). Investment grade securities are rated BBB or higher by Standard & Poor's Rating Service ("S&P"), a division of The McGraw Hill Companies, Inc. or Baa or higher by Moody's Investors Service, Inc. ("Moody's"), two of the top rating services. The Fund will maintain a minimum grade for its lower-rated debt securities of CCC by S&P or Caa by Moody's. If unrated, such debt securities shall be of comparable quality, as determined by the Fund. Lower-rated securities generally offer a higher rate of return than investment grade issues, but also involve greater risks, in that they are sensitive to changes in interest rates and adverse economic changes in the issuing company's industry. Furthermore, there is less of a market in which to dispose of lower-rated debt securities than there is for higher quality securities. These factors may limit the Fund's ability to sell such securities at fair value.

RIGHTS AND WARRANTS. The Fund may invest up to 5% of its total assets in rights or warrants. These securities entitle the Fund to purchase a set amount of shares of a corporation's stock in exchange for a fixed price per share, during a specified period of time. The warrant may become worthless if the right to purchase the shares is not exercised before the warrant expires. Furthermore, the amount the Fund paid for the warrant together with the amount the Fund is entitled to pay for the underlying security may ultimately exceed the actual market value of the underlying security, during circumstances of poor market performance.

LENDING OF PORTFOLIO SECURITIES. The Fund may lend up to 25% of the value of its total assets in portfolio securities to creditworthy registered brokers, dealers and other financial institutions, in exchange for cash or equivalent collateral equal to the value of the securities. The Fund benefits from such loans by continuing to receive amounts equal to the income on the loaned securities while also earning interest on the cash collateral. The Fund could lose money if the borrower fails to return the loaned securities and the collateral is insufficient to cover the loss. The Fund will monitor on an ongoing basis the creditworthiness of firms to which the Fund lends its portfolio securities. In addition, the Fund will seek to have the loaned securities returned when the Fund wishes to exercise voting or other rights associated with the securities.

FOREIGN SECURITIES. The Fund may invest in foreign securities that trade on a U.S. exchange but may not invest more than 5% of its total assets in foreign securities which are not so traded. Such investments may be in the form of American Depository Receipts - stock certificates of a foreign company, which are held in trust by a bank or similar financial institution. Foreign securities are associated with significant risks such as fluctuating currency rates, less trading volume and liquidity than U.S. markets, and less stringent accounting and disclosure standards. In addition, foreign investments may be subject to foreign government intervention, or economic or social instability in the foreign issuer's country. These factors may prevent the Fund from obtaining reliable information about the foreign company's financial condition and operations and from selling the company's securities promptly and at a profit.

BORROWING. The Fund may borrow money in amounts up to 5% of the value of its total assets (but may exceed such 5% limit in order to meet redemption requests). The Fund may not purchase securities while its borrowings exceed the 5% limit. The Fund will not borrow money for the purpose of increasing the Fund's net income. In order to maintain assets in a ratio of 300% of the amount of the Fund's borrowings (required by most banks), the Fund may be required to quickly divest some of its securities and apply the proceeds toward reducing the Fund's debt, even though it may be disadvantageous from an investment standpoint to sell securities at the time.

ILLIQUID AND RESTRICTED SECURITIES. The Fund may invest in securities which are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the "Securities Act"), or are otherwise not readily marketable. Limitations on the resale of such securities may have an adverse effect on their marketability, and may prevent the Fund from disposing of them promptly and at reasonable prices. The Fund may have to bear the expense of registering such securities for resale and the risk of substantial delays in effecting such registration. The Fund may invest up to 15% of its net assets in illiquid securities, or securities which may not be easily sold due to restrictions on resale, conditions or terms that are attached to the security, or the general lack of an available market. The Fund may lose money due to its inability to promptly divest such securities.

RULE 144A SECURITIES. The Fund may purchase Rule 144A securities, which are otherwise illiquid but are still eligible for purchase and sale without limitation by qualified institutional buyers, as defined in the Securities Act. If the Fund determines such securities to be readily disposable (based upon factors such as the available market and ease of trading) such securities will be excluded from the limit on illiquid securities.

SHORT SALES "AGAINST THE BOX". "Short sales" are sales of securities the Fund does not actually own, made with the anticipation that the value of the securities will decrease and the Fund will be able to make a profit by purchasing securities to cover the sale at the lower price. The Fund may make short sales "against the box," in which the Fund actually owns or has the right to acquire securities equal to the securities sold. As collateral for its short sales against the box, the Fund will deposit amounts in escrow equal to the value of securities it has sold short. In order to protect the Fund's investment in its current portfolio of securities, the Fund may fulfill its obligation to deliver securities sold short by using the escrow funds to purchase comparable securities in the marketplace, rather than by delivering securities already in the Fund's portfolio.

HEDGING TRANSACTIONS. The Fund may use certain hedging techniques to manage risks associated with exposure to the effects of possible changes in security prices, or other factors that affect the value of its portfolio. These techniques, such as buying and selling derivative securities (including options, forward foreign currency exchange contracts, futures contracts or options on futures contracts) involve significant risks and may increase the volatility of the Fund. The Fund may use such hedging transactions solely for risk management purposes and not for speculation. No more than 5% of the Fund's net assets will be placed at risk in hedging transactions. Pursuant to claims filed with the Commodities Future Trading Commission ("CFTC") on behalf of the Fund and ICM, the Fund and ICM are not deemed to be a "commodity pool" or "commodity pool operator" under the Commodity Exchange Act and are not subject to registration or regulation as such.

REPURCHASE AGREEMENTS. From time to time, the Fund may invest up to 15% of its assets in repurchase agreements, in which the Fund purchases securities from a financial institution such as a bank, which agrees to repurchase those securities back from the Fund at a fixed price and at a fixed time (not more than one week from the Fund's original purchase). In the meantime, the securities are held as collateral in a separate account and the Fund receives the interest income on that account. The Fund will enter into repurchase transactions only with reputable financial institutions, whose creditworthiness the Fund has investigated. The Fund will also require the financial institution to maintain collateral at all times with a value equal to the amount the Fund paid for the securities. If the bank or other financial institution cannot honor its commitment to repurchase the securities, the Fund could lose money.

REVERSE REPURCHASE AGREEMENTS. The Fund may enter into "reverse repurchase agreements," which are repurchase agreements in which the Fund, as the seller of the securities, agrees to repurchase such securities at an agreed time and price. The Fund will maintain a segregated account in connection with outstanding reverse repurchase agreements. The Fund will enter into a reverse repurchase agreement only when the Adviser believes that the interest income to be earned from the investment of the proceeds of the transaction will be greater than the interest expense of the transaction. Such transactions may increase fluctuations in the market value of fund assets and its yield.

WHEN-ISSUED AND DELAYED-DELIVERY SECURITIES. From time to time the Fund may purchase securities for delivery at a later date, or sell securities for payment at a later date. The value of these securities may fluctuate prior to settlement, and could result in a gain or loss for the Fund. Should any security purchased for delayed delivery decline in value, the Fund may sell the security before settlement to mitigate the loss. The Fund will maintain cash or equivalent collateral in a separate account to cover the value of any securities purchased for later delivery. The Fund will use the daily market value of such securities when calculating the Fund's net assets, rather than the purchase or sale price.

"WHEN," "AS" AND "IF" ISSUED SECURITIES. The Fund may purchase a company's securities even though actual delivery depends on the occurrence of a particular event, such as the company's merger, corporate reorganization or debt restructuring. The Fund will only include such securities in its portfolio when there is a real possibility of delivery. Until delivery, the Fund will maintain cash or equivalent collateral in a separate account to cover the value of the conditional securities. In addition, the Fund will use the daily market value of such securities when calculating the Fund's net assets.

TEMPORARY DEFENSIVE INVESTMENTS. For temporary defensive purposes, the fund may invest without limit in cash or short-term securities including U.S. Treasury securities, high-quality commercial paper and repurchase agreements, when the Adviser has determined that abnormal market, economic or political conditions so warrant. Because these differ from the Fund's investment objective policies the Fund may not achieve its objective during defensive investing periods.


PORTFOLIO TURNOVER. Although the Fund does not intend to engage in trading for short-term profits, it may sell a portfolio security regardless of how long the security has been held. The Fund's annual portfolio turnover rate is generally not expected to exceed 50%, which means that the Fund expects no more than one half of its portfolio securities to be replaced during the year. For the period ended December 31, 2004, the Fund experienced an increase in its portfolio turnover, which was 90.58%. This turnover rate was substantially higher than the turnover rate of 51.70% for the period ended December 31, 2003, and resulted from the sale of certain securities that, in the opinion of the Adviser, had likely reached their expected target valuations, as well as a decision by the Adviser to reduce the number of positions held within the Fund's portfolio. The circumstances leading to the portfolio turnover rate experienced by the Fund for the fiscal year ended December 31, 2004 are not expected to occur regularly. Please refer to the section of the Prospectus entitled "Financial Highlights" for the Fund's portfolio turnover rate during the most recently completed fiscal year.


                             INVESTMENT RESTRICTIONS

FUNDAMENTAL RESTRICTIONS. In addition to the investment policies contained in the Prospectus, the Fund has adopted the investment restrictions listed below. Approval by a "majority of the outstanding voting securities" of the Fund, as defined in the Investment Company Act of 1940, as amended (the "1940 Act") is required to change these restrictions. Majority approval means approval by the lesser of (i) the holders of more than 50% of all the Fund's outstanding shares; or (ii) the holders of 67% of shares represented at any meeting at which at least 50% of the Fund's outstanding shares are present. The Fund may exceed the percentage limits set forth in these investment restrictions if such excess is due to a fluctuation in the value of the Fund's net assets (except in the case of excess borrowings). The Fund may not:

(1) Invest 25% or more of its total assets in any one industry (securities issued or guaranteed by the United States Government, its agencies or instrumentalities are not considered to represent industries);

(2) With respect to 75% of the Fund's total assets, invest more than 5% of the Fund's total assets (taken at market value at the time of purchase) in securities of any single issuer or own more than 10% of the outstanding voting securities of any one issuer, in each case other than securities issued or guaranteed by the United States Government, its agencies or instrumentalities;

(3) Borrow amounts greater than 5% of its total assets for temporary purposes and greater than 33 1/3% of its total assets for meeting redemption requests (when aggregated with temporary borrowings);

(4) Pledge, mortgage or hypothecate its assets other than to secure borrowings permitted by restriction 3 above (collateral arrangements with respect to margin requirements for options and futures transactions are not deemed to be pledges or hypothecations for this purpose);

(5) Loan its securities to other persons in excess of 25% of the Fund's total assets, provided, that the Fund may invest without limitation in short-term debt obligations (including repurchase agreements) and publicly distributed debt obligations;

(6) Act as an underwriter for other issuers (except as the Fund may be deemed an underwriter when selling its portfolio securities);

(7) Purchase or sell real property or any real estate interests; including interests in real estate limited partnerships, except securities issued by companies (including real estate investment trusts) that invest in real property or real estate interests;

(8) Purchase securities on margin, except such short-term credits as are necessary for clearing any purchase and sale of portfolio securities, but the Fund may deposit margins in connection with transactions in options, futures and options on futures;

(9) Invest in commodities or commodity futures contracts, except for: (i) forward foreign currency contracts; (ii) financial futures contracts; and (iii) options on financial futures contracts, securities, foreign currencies and securities indices; and

(10) Issue any senior securities, except as permitted under the 1940 Act and as interpreted or modified by regulatory authority having jurisdiction from time to time.

NON-FUNDAMENTAL INVESTMENT RESTRICTIONS. The following restrictions have also been adopted by the Fund. These restrictions may be amended by a vote of the Trust's Board of Trustees without the approval of shareholders. The Fund may not:

(1) Sell securities short, except transactions involving selling securities short "against the box";

(2)     Make investments for the purpose of exercising control or management;

(3) Invest or maintain more than 15% of its net assets in securities which cannot be readily resold because of legal or contractual restrictions; or

(4) Invest in other investment companies except as permitted under the 1940 Act and as interpreted or modified by regulatory authority having jurisdiction from time to time.

                             MANAGEMENT OF THE FUND

The Fund is a series of the Trust, an open-end management investment company offering redeemable shares of beneficial interest. The Trust's Board of Trustees provides broad supervision over the affairs of the Fund and the Trust, with respect to the Trust and the Fund's management under applicable laws of the Commonwealth of Massachusetts. The officers of the Trust are responsible for the Fund's operations. The names of the Trustees and officers of the Trust, their position with the Trust and length of time served, address, date of birth and principal occupations during the past five years are set forth below. For each Trustee, information concerning the number of portfolios overseen by the Trustee and other directorships/trusteeships held by the Trustee in a registered investment company or other publicly held company has also been included. Trustees considered "interested persons" within the meaning of the 1940 Act ("Interested Trustees") are listed separately from those Trustees not considered "interested persons" within the meaning of the 1940 Act ("Disinterested Trustees").


                                                                                                       Number
                                                                                                        of
                                                                                                     Portfolios
                                                                                                      in Fund
                                                                                                      Complex           Other
                                                     Length of                                        Overseen     Directorships/
        Name, Address              Position(s)         Time          Principal Occupation(s)            by          Trusteeships
      And Date of Birth           with the Trust     Served/1/      During the Past Five Years        Trustee      Held By Trustee
----------------------------------------------------------------------------------------------------------------------------------
Disinterested Trustees
----------------------------------------------------------------------------------------------------------------------------------
DONALD A. NELSON, CPA           Trustee, Audit      March 1998   Associate Professor, Department   1              None
  Merrimack College             Committee,/(2)/     to Present   of Accounting and Finance,
  Andover, MA 01810             Nominating                       Merrimack College, 1975 to
  Born: February 1946           Committee/(3)/ and               present; Certified Public
                                Valuation                        Accountant, 1972 to present
                                Committee/(4)/
                                (member)
----------------------------------------------------------------------------------------------------------------------------------
JOHN A. FIFFY                   Trustee, Audit      March 1998   Acquisition Consultant, Compaq    1              None
  Hewlett-Packard Company       Committee,/(2)/     to Present   Computer Corporation (a
  200 Forest Street             Nominating                       computer hardware company),
  Marlboro, MA 01752            Committee/(3)/ and               1993 to present
  Born: December 1950           Valuation
                                Committee/(4)/
                                (member)
----------------------------------------------------------------------------------------------------------------------------------
THOMAS R. VENABLES              Trustee, Audit      May 2003     President & CEO, Benjamin         1              None
  Benjamin Franklin Savings     Committee/(2)/ and  to Present   Franklin Savings Bank, 2002 to
  Bank                          Nominating                       present; Self-employed Business
  58 Main Street                Committee/(3)/                   Consultant, 2001 to 2002;
  Franklin, MA 02038            (member)                         President & CEO, Lighthouse
  Born: April 1955                                               Bank, 2000 to 2001
----------------------------------------------------------------------------------------------------------------------------------
Interested Trustees
----------------------------------------------------------------------------------------------------------------------------------
WARREN J. ISABELLE, CFA/(5)/    Trustee,            March 1998   Managing Member and Chief         1              None
  Ironwood Capital              President and       to Present   Investment Officer, Ironwood
  Management, LLC               Chairman of the                  Capital Management, LLC, August
  21 Custom House Street        Board of                         1997 to present
  Suite 240                     Trustees,
  Boston, MA 02110              Valuation
  Born:  January 1952           Committee/(4)/
                                (member)


                                                                                                       Number
                                                                                                        of
                                                                                                     Portfolios
                                                                                                      in Fund
                                                                                                      Complex           Other
                                                     Length of                                        Overseen     Directorships/
        Name, Address              Position(s)         Time          Principal Occupation(s)            by          Trusteeships
      And Date of Birth           with the Trust     Served/1/      During the Past Five Years        Trustee      Held By Trustee
----------------------------------------------------------------------------------------------------------------------------------
Interested Trustees
----------------------------------------------------------------------------------------------------------------------------------

RICHARD L. DROSTER/(6)/         Trustee and         March 1998   Executive Vice-President,         1              None
  Ironwood Capital              Executive           to Present   Ironwood Capital Management,
  Management, LLC               Vice-President,                  LLC, August 1997 to present
  21 Custom House Street        Valuation
  Suite 240                     Committee/(4)/
  Boston, MA 02110              (member)
  Born: August 1961
----------------------------------------------------------------------------------------------------------------------------------
Officers
----------------------------------------------------------------------------------------------------------------------------------
GARY S. SAKS                    Vice-President,     March 1998   Chief Operating Officer,          N/A            N/A
  Ironwood Capital              Secretary,          to Present   Compliance Officer, Ironwood
  Management, LLC               Treasurer and                    Capital Management, LLC, August
  21 Custom House Street        Chief Financial                  1997 to present
  Suite 240                     Officer
  Boston, MA 02110
  Born:  May 1968
----------------------------------------------------------------------------------------------------------------------------------


/(1)/   Term of service is indefinite.

/(2)/ Pursuant to a charter adopted by the Board of Trustees, the Audit Committee assists the Board of Trustees in fulfilling its responsibility for oversight of the quality and integrity of the accounting, auditing and financial reporting practices of the Trust. It is responsible for meeting with the Trust's independent certified public accountants to (1) review the arrangements and scope of any audit; (2) discuss matters of concern relating to the Trust's financial statements, including any adjustments to such statements recommended by the accountants, or other results of any audit; (3) consider the accountants' comments with respect to the Trust's financial policies, procedures, and internal accounting controls; and (4) review any form of opinion the accountants propose to render to the Trust. The Audit Committee met 2 times during the fiscal year ended December 31, 2004.
/(3)/ The Trust's Nominating Committee, which meets when necessary, is charged with the duty of nominating all Disinterested Trustees and committee members, and presenting those nominations to the Board of Trustees. The Nominating Committee will not consider nominees for Independent Trustees recommended by security holders. During the fiscal year ended December 31, 2004, the Nominating Committee did not meet.
/(4)/ The Board of Trustees adopted Amended and Restated Policies and Procedures with Respect to Valuation of Securities for which Market Quotations are not Readily Available ("Valuation Procedures"). The Valuation Procedures are implemented by a committee of the Board of Trustees established for the purpose of determining fair value (the "Valuation Committee"). The Valuation Committee also produces fair value determinations for securities maintained in the portfolios of the Trust consistent with valuation procedures approved by the Board of Trustees. The Valuation Committee meets when necessary. During the fiscal year ended December 31, 2004, the Valuation Committee did not meet.

/(5)/ Mr. Isabelle owns a controlling interest in Ironwood Capital Management, LLC ("ICM" or the "Adviser") and is the portfolio manager of the Fund.
/(6)/ Mr. Droster is a principal of the Adviser. He currently serves as Executive Vice-President.

                         Trustee Ownership in the Trust


-------------------------------------------------------------------------------------
                                                          Aggregate Dollar Range of
                                                         Ownership as of December 31,
                          Dollar Range of Beneficial    2004 in all Funds Overseen by
       Trustees             Ownership in the Fund        Trustee in the Fund Complex
-------------------------------------------------------------------------------------
Interested Trustees
-------------------------------------------------------------------------------------
Warren J. Isabelle              Over $100,000                   Over $100,000
-------------------------------------------------------------------------------------
Richard L. Droster              Over $100,000                   Over $100,000
-------------------------------------------------------------------------------------
Disinterested Trustees
-------------------------------------------------------------------------------------
Donald A. Nelson                Over $100,000                   Over $100,000
-------------------------------------------------------------------------------------
John A. Fiffy                 $10,001 - $50,000               $10,001 - $50,000
-------------------------------------------------------------------------------------
Thomas R. Venables            $50,001 - $100,000             $50,001 - $100,000
-------------------------------------------------------------------------------------


          Ownership in Securities of the Adviser and Related Companies

As of December 31, 2004, no Disinterested Trustee or any of his immediate family members owned beneficially or of record securities of the Adviser, the Trust's principal underwriter, or any person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with the Trust's principal underwriter or the Adviser.


                    Amount of Compensation Paid by the Trust
                 During the Fiscal Year ended December 31, 2004


                                                     Pension or                              Total Compensation
                            Aggregate Annual     Retirement Benefits       Estimated         from the Trust and
   Name of Person and       Compensation from    Accrued as Part of     Annual Benefits     Fund Complex Paid to
   Position with Trust        the Trust/(2)/        Fund Expenses       Upon Retirement           Trustee
   -------------------      -----------------    -------------------    ---------------     --------------------
Warren J. Isabelle/(1)/            $     0               None                  None                   $     0
Chairman of the Board of
Trustees, President and
Trustee
Richard L. Droster/(1)/            $     0               None                  None                   $     0
Executive Vice President
and Trustee
Donald A. Nelson                   $ 6,000               None                  None                   $ 6,000
Trustee
John A. Fiffy                      $ 6,000               None                  None                   $ 6,000
Trustee
Thomas R. Venables                 $ 6,000               None                  None                   $ 6,000
Trustee



/(1)/ The Trust does not pay any annual trustee's fee to any Trustee who is affiliated with ICM or the Trust's distributor, Foreside Fund Services, LLC ("FFS").

/(2)/ The Trust pays no salaries or compensation to any of its officers except the Trust's CCO.


The Trust, the Adviser, and FFS have each adopted a code of ethics under Rule 17j-1 of the 1940 Act designed to eliminate conflicts of interest between the Fund and personnel of the Trust, the Adviser and FFS. The codes permit such personnel to invest in securities, including securities that may be purchased or held by the Fund, subject to certain limitations.

                         PRINCIPAL HOLDERS OF SECURITIES


The following table sets forth, as of April 5, 2005 (A) the name, address and holdings of each shareholder known by the Trust to be a shareholder of record or beneficial owner of (i) more than 5% of the outstanding Investment Shares or Institutional Shares of the Fund; (ii) more than 25% of the total outstanding voting Shares of the Fund; and (B) the percentage of the Shares owned by all officers and Trustees of the Trust as a group.



Share Owner
(of record or beneficial)               Address                              Percentage Ownership of Shares
-------------------------               -------                              ------------------------------
Charles Schwab & Co., Inc./(1)/         101 Montgomery St.                   31.05% of Investment Shares
                                        San Francisco, CA 94104
National Financial Services Corp.       200 Liberty St., 1 World Financial   15.99% of Investment Shares
                                        New York, NY 10281
Donaldson Lufkin Jenrette Securities    PO Box 2052                          10.37% of Investment Shares
Corp., Inc.                             Jersey City, NJ 07303-9998
UMBSC & Co.                             PO Box 419260                        5.81% of Investment Shares
                                        Kansas City, MO 64141-6260           8.40% of Institutional Shares
Milwaukee Deferred                      PO Box 1787                          46.61% of Institutional Shares
                                        Milwaukee, WI 53201
National Investor Services              55 Water St., 32nd Floor             9.71% of Institutional Shares
                                        New York, NY 10041
Robert C. Puff                          8 Davis Rd.                          9.15% of Institutional Shares
                                        Marblehead, MA 01945
School of American Ballet               PO Box 3199 Church St. Station       5.90% of Institutional Shares
                                        New York, NY 10008
Boston Latin School Association         101 Huntington Ave.                  5.24% of Institutional Shares
                                        Suite 2000
                                        Boston, MA 02199




As of April 5, 2005, the percentage of shares owned by all officers and Trustees of the Trust as a group was less than 1% of the shares of either class of the Fund.

/(1)/ Charles Schwab & Co., Inc. owns in excess of 25% of the total outstanding Shares of the Fund and may be considered a Control Person within the meaning of the 1940 Act. Should the Trust hold annual meetings of shareholders, the effect of other shareholders' voting rights could be diminished by the influence of Charles Schwab & Co.'s substantial voting power. The Trust does not intend to hold annual meetings of shareholders, as set forth in the section of this SAI entitled "Description of Shares".


                               INVESTMENT ADVISER

Ironwood Capital Management, LLC ("ICM") is the Fund's investment adviser and is located at 21 Custom House Street, Suite 240, Boston, Massachusetts 02110. Mr. Warren J. Isabelle, President and Chief Investment Officer of ICM and Mr. Richard L. Droster, Executive Vice-President of ICM, are control persons of ICM and are officers and Trustees of the Trust.

As the Fund's investment adviser, ICM determines in its discretion which securities the Fund will purchase, sell or otherwise dispose of, pursuant to an agreement between ICM and the Trust. The agreement had an initial term of two years, and, as described in detail below, is renewable annually thereafter by vote of a majority of the Trustees (including a majority of the Trustees who are not parties to the contract or interested persons of any such parties). The agreement may not be assigned and may be terminated without penalty by either party upon sixty days' written notice (in the case of the Trust, by vote of a majority of the Board of Trustees or outstanding voting securities).

Pursuant to the agreement, ICM will not be held liable for any error of judgment or mistake of law or for any investment losses resulting from ICM's recommendations. ICM is responsible for its own willful bad acts, bad faith or gross negligence while performing its duties and its own reckless disregard of its obligations.

Approval of Investment Advisory Agreement

Pursuant to the requirements of the 1940 Act, the Board of Trustees reviews the Trust's investment advisory agreement every year to determine whether the advisory contract should be renewed for an additional one-year period. Renewal of the contract requires the approval of a majority of the Board of Trustees, including a majority of the Disinterested Trustees.

In considering the continuation of the advisory contract, the Board of Trustees, including the Disinterested Trustees, requests and reviews information relating to the Fund, including but not limited to reports prepared by ICM and the Trust's administrator and materials provided by counsel to the Trust and the Disinterested Trustees. In addition to materials presented on an annual basis, matters bearing on advisory services, including but not limited to Fund performance, portfolio composition, soft dollar usage and directed brokerage are considered at most, if not all, of the meetings of the Board of Trustees.

Pursuant to the requirements of the 1940 Act, the Board of Trustees reviews the Trust's investment advisory agreement every year to determine whether the advisory contract should be renewed for an additional one-year period. Renewal of the contract requires the approval of a majority of the Board of Trustees, including a majority of the Disinterested Trustees.


At the February 17, 2005 Board meeting, the Board, including the Independent Trustees, considered the approval of the continuance of the Advisory Agreement pertaining to the Fund. In evaluating the investment advisory agreement for the Fund, the Board reviewed materials furnished by the Trust's administrator, counsel to the Trust and the Disinterested Trustees, and the Adviser, including information regarding the Adviser, its personnel and operations and its financial condition. Among other information, the Board reviewed information regarding: (1) the nature, extent and quality of the services provided to the Fund, including information on both the short-term and long-term investment performance of the Fund and comparisons to a relevant peer group of funds and an appropriate index; (2) the advisory fees charged and total expense ratios of the Fund compared to a relevant peer group of funds; (3) the Adviser's financial condition and the profitability to the Adviser with respect to its relationship with the Fund; (4) the extent to which economies of scale would be realized as the Fund grows and whether the Adviser's advisory fee reflects these economies of scale; and (5) other benefits received by the Adviser and its affiliates from their relationship with the Fund. In considering the investment advisory agreement, the Board of Trustees, including the Independent Trustees, did not identify any single factor as all-important or controlling, and the following summary does not detail all the matters considered.

The Board of Trustees also considered the Adviser's compensation for providing advisory services to the Fund, and its profitability, and reviewed comparative information on fees and expenses of similar mutual funds. In this regard, the Board noted that while the Adviser's contractual advisory fee was above the mean and median advisory fee for its Lipper Inc. peer group, the following factors supported a finding that the continuance of the Advisory Agreements for an additional twelve months was in the best interests of the applicable Fund shareholders:

        (1) For the three-month period ended December 31, 2004 each share class outperformed the Russell 2000(R) Index and ranked in the top quartile of the Lipper Small-Cap Core Funds and Lipper Small-Cap Value Funds categories;

        (2) The Adviser represented that it had not experienced any material code of ethics violations over the past twelve months;

        (3) The Adviser maintains an Errors and Omissions Insurance policy and represents that there have not been any material claims over the past three years; and

        (4) The nature and high quality of the services provided by the Advisor

The Board of Trustees also considered the nature and extent of benefits that ICM received from the brokerage and research services it received from broker-dealers who executed portfolio transactions for the Fund, the Adviser's trading policies and average commissions per trade charged to the Fund.

After requesting and reviewing such information, as they deemed necessary, the Board of Trustees and the Disinterested Trustees concluded that the continuance of the investment advisory agreement was in the best interests of the Fund and its shareholders.


ICM also privately manages investment portfolios for individuals, partnerships, corporations, and other institutional investors.

ICM is responsible for all expenses related to its services for the Fund. ICM has undertaken to waive its fees and reimburse the Fund to the extent total annualized expenses exceed 1.95% of the average daily net assets for

Investment Shares and 1.70% of the average daily net assets for Institutional Shares. Voluntary waivers can be reduced or eliminated at any time. All other expenses will be paid by the Fund. Expenses incurred by the Fund are:

        .       distribution expenses for Investment Shares;
        .       charges by any administrator, registrar, custodian, stock
                transfer and dividend disbursing agent;
        .       brokerage commissions;
        .       taxes;
        .       costs of registering the Trust and its shares under federal and state securities laws;
        .       cost of printing, typesetting, and distributing Fund offering materials to shareholders;
        .       expenses associated with shareholders' and Trustees' meetings and preparing and distributing proxy statements to shareholders;
        .       fees and travel expenses of Trustees or members of any advisory board or committee who are not employees or affiliates of ICM;
        .       expenses incident to any dividend, withdrawal or redemption options;
        .       charges and expenses of any outside share valuation service;
        .       legal and accounting fees (excluding compensation of attorneys who are employees of the Adviser);
        .       membership dues of industry associations;
        .       interest payable on Fund borrowings;
        .       postage;
        .       insurance premiums on property and employees;
        .       other extraordinary expenses;
        .       expenses of any outside pricing service for Fund Shares; and
        .       all other costs of the Fund's operations.


As compensation for its management services and expenses incurred, ICM is entitled to a monthly management fee from the Fund at the annual rate of 1.00% of the Fund's average daily net assets, which fee is computed daily based on the assets of each class. The Fund paid ICM $1,148,576 $787,513 and $873,240 in investment advisory fees for services rendered during the fiscal years ended December 31, 2002, December 31, 2003 and December 31, 2004, respectively.

Information Concerning Accounts Managed by Portfolio Manager


As of December 31, 2004, Mr. Warren J. Isabelle acted as a portfolio manager for one other mutual fund with net assets of approximately $15 million. This mutual fund does not pay the Adviser a performance-based fee.

Mr. Isabelle services two other pooled investment vehicles with assets totaling approximately $8.3 million as of December 31, 2004, neither of which pays the Adviser a performance-based fee. In addition, Mr. Isabelle services 35 other accounts with total assets of approximately $163 million. None of these other accounts pay the Adviser a performance-based fee.


Information Concerning Compensation of Portfolio Manager


Mr. Isabelle is a principal of the Adviser. As such, for the period ending December 31, 2004, his compensation was based on the Adviser's overall profitability.


MATERIAL CONFLICTS OF INTEREST. Where conflicts of interest arise between the fund and other accounts managed by the portfolio manager, ICM will proceed in a manner that ensures that the fund will not be treated materially less favorably. There may be instances where similar portfolio transactions may be executed for the same security for numerous accounts managed by ICM. In such instances, securities will be allocated in accordance with the ICM's trade allocation policy.

Portfolio Manager Ownership in the Fund


------------------------------------------------------------------------------
                        Dollar Range of Beneficial Ownership in the Fund as of
Portfolio Manager                         December 31, 2004
------------------------------------------------------------------------------
Warren J. Isabelle                          Over $100,000
------------------------------------------------------------------------------

                                  ADMINISTRATOR


Forum Administrative Services, LLC (FAdS") serves as administrator of the Trust. FAdS is a wholly-owned subsidiary of Citigroup Global Transaction Services ("Citigroup"). As administrator, pursuant to an agreement with the Trust, Citigroup is responsible for the supervision of the overall management of the Fund, providing the Fund with general office facilities and providing persons satisfactory to the Board of Trustees to serve as officers of the Trust.

For its services, Citigroup receives an annual fee from the Fund equal to 0.09% of the average daily net assets of the Fund (up to $180 million in assets, and with respect to assets in excess of $180 million, 0.045% of the average daily net assets of the Fund). The fees are accrued daily by the Fund and are paid monthly for services performed under the agreement during the prior calendar month.


Citigroup's agreement is terminable without penalty by the Board of Trustees or by Citigroup on 60 days' written notice. Under the agreement, Citigroup is not liable for any act or omission in the performance of its duties to the Fund. The agreement does not protect Citigroup from any liability by reason of bad faith, negligence or willful misconduct in the performance of its obligations and duties under the agreement.


The Fund paid Citigroup $114,858, $78,750 and $94,834 in administrative fees for services rendered for fiscal years ended December 31, 2002, December 31, 2003 and December 31, 2004, respectively.


                                 FUND ACCOUNTANT


Forum Accounting Services, LLC ("FAcS") provides fund accounting services to the Fund. These services include calculating the net asset value ("NAV") per share of the Fund and preparing the Fund's financial statements and tax returns. FAcS is a wholly-owned subsidiary of Citigroup.


        For its services, Citigroup receives a fee from the Fund as follows:

        Fee per Fund (up to $25 million in assets)................. $2,333/month
        Fee per Fund ($25 million to $50 million in assets)........ $4,000/month
        Fee per Fund (in excess of $50 million in assets).......... $4,666/month
        Fee for each additional Class of the Fund above one........   $500/month

        Additional surcharge for Fund with more than 200 security
         positions................................................. $1,000/month

        The fees are paid monthly for services performed during the following calendar month.


Citigroup's agreement is terminable without penalty by the Board of Trustees or by Citigroup on 60 days' written notice. Under the agreement, Citigroup is not liable for any act or omission in the performance of its duties to the Fund. The agreement does not protect Citigroup from any liability by reason of willful misconduct, bad faith or gross negligence in the performance of its obligations and duties under the agreement.


The Fund paid Citigroup $61,988, $62,665 and $61,384 in fund accounting fees for services rendered for the fiscal years ended December 31, 2002, December 31, 2003 and December 31, 2004, respectively.


                                 TRANSFER AGENT

Citigroup (the "Transfer Agent") is the transfer agent to the Fund. As transfer agent and distribution paying agent, pursuant to an agreement with the Trust, the Transfer Agent maintains an account for each shareholder of record of the Fund and is responsible for processing purchase and redemption requests and paying distributions to shareholders of record. The Transfer Agent is located at Two Portland Square, Portland, Maine 04101 and is registered as a transfer agent with the SEC.

                                    CUSTODIAN


The Fifth Third Banks (the "Custodian") is the custodian to the Fund and is located at 37 Fountain Square Plaza, Cincinnati, Ohio 45263. As Custodian of the Fund's assets, the bank is responsible for handling the receipt and delivery of securities, collecting interest and dividends on the Fund's investments and safekeeping and controlling the Fund's cash and securities (which may be deposited into the Federal Reserve Treasury Department Book Entry System or the Depository Trust Company). While the Custodian does not determine the Fund's investment policies or make investment recommendations, the Fund may invest in securities and repurchase agreements issued by the Custodian or deal with the Custodian as a principal in securities transactions.

                                   DISTRIBUTOR

Distributor; Services and Compensation of Distributor

Foreside Fund Services, LLC ("FFS")(formerly known as Forum Fund Services, LLC), the distributor (also known as principal underwriter) of the Fund, is located at Two Portland Square, Portland, Maine 04101. FFS is a registered broker-dealer and is a member of the National Association of Securities Dealers, Inc.

Under its agreement with the Trust (the "Distribution Agreement"), FFS acts as the agent of the Trust in connection with the offering of Shares. FFS continually distributes Shares on a best efforts basis. FFS has no obligation to sell any specific quantity of Shares.


FFS receives no compensation for its distribution services. Shares are sold with no sales commission; accordingly, FFS receives no sales commissions. FFS may enter into arrangements with various financial institutions through which investors may purchase or redeem Shares.


                                DISTRIBUTION PLAN
                            (Investment Shares Only)


The Trust has entered into a distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Investment Shares (the "12b-1 Plan"), which permits the Fund to compensate FFS for distribution expenses borne, or paid to others, by FFS for the purposes of financing or assisting in the financing of any activity which is primarily intended to result in the sale of the Investment Shares. The Trustees believe that the 12b-1 Plan will benefit the Fund by providing greater access to investors than could be achieved without the 12b-1 Plan. The type of distribution expenses covered under the 12b-1 Plan include, but are not limited to, the costs and expenses of direct marketing activities, the design, preparation, printing and distribution of promotional materials, advertising, offering materials, and shareholder materials and the compensation of securities dealers and other financial intermediaries for sales activities. These expenses accrue annually each fiscal year, and may not exceed 0.25% of the Fund's average annual net assets attributable to Investment Shares. FFS provides the Trust with a quarterly written report of the amounts expended under the 12b-1 Plan and the purpose for which such expenditures were made. The 12b-1 Plan compensates the Distributor regardless of the distribution expenses borne, or paid to others. For the year-ended December 31, 2004, the Fund accrued aggregate distributions fees of $179,010 for Investment Class shares. Of that amount, $126,329 was paid to brokers, and $35,468 was paid for advertising. The remaining $17,213 is available for future advertising expenses.


The 12b-1 Plan was adopted by a majority vote of the Board of Trustees (including all Disinterested Trustees), for the benefit of the Fund and its shareholders. None of the Trustees or any other interested person of the Fund has any direct or indirect financial interest in the 12b-1 Plan. The 12b-1 Plan remains in effect from year to year provided the Trustees annually approve its continuance. The Trustees (as well as holders of the Shares) must approve any material changes to the 12b-1 Plan, including changes to increase distribution expenses. The 12b-1 Plan may be terminated at any time, without penalty, by vote of the majority of the Disinterested Trustees who have no financial interest in the operations of the 12b-1 Plan, or by a vote of a majority of the outstanding voting Investment Shares. The 12b-1 Plan will automatically terminate in the event of its assignment (as defined in the 1940 Act).

                               COMPLIANCE SERVICES

Under a Compliance Services Agreement (the "Compliance Agreement") with the Fund, FFS provides a Chief Compliance Officer ("CCO") to the Fund as well as certain additional compliance support functions ("Compliance Services").


Under the Compliance Agreement, FFS receives a fee from the Fund of $30,000 per year for CCO services and a fee of 0.01% of the Fund's average daily net assets (up to $180 million in assets, and with respect to assets in excess of $180 million, .005% of the Fund's average daily net assets) for additional compliance support functions.


The Compliance Agreement continues in effect until terminated. The Compliance Agreement is terminable with or without cause and without penalty by the Fund or by FFS on 60 days' written notice to the other party. The provisions of the Compliance Agreement related to CCO services, may be terminated at any time by the Board, effective upon written notice to the CCO, without the payment of any penalty.

Under the Compliance Agreement, FFS is not liable to the Fund or its shareholders for any act or omission, except for willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the Compliance Agreement. Under the Compliance Agreement, the

FFS and certain related parties (such as FFS' officers and persons who control
FFS) are indemnified by the Fund against any and all claims and expenses related to FFS' actions or omissions, except for any act or omission resulting from the FFS' willful misfeasance, bad faith or negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the Compliance Agreement.


The Fund paid FFS $11,177 in compliance services fees for services rendered for the fiscal year ended December 31, 2004.


                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


PricewaterhouseCoopers, LLP ("PwC"), served as the Fund's independent registered public accounting firm.

As the Fund's independent public accountant PwC provided audit services, tax return review and assistance and consultation on financial information contained in the Fund's SEC filings.

Grant Thornton, LLP serves as the independent registered public accounting firm to the Trust.


                                  LEGAL COUNSEL


The Trust's legal counsel is Dechert LLP, 200 Clarendon Street, 27th Floor, Boston, Massachusetts, 02116. Corsell Law Group, Ltd. serves as counsel to the Fund's Disinterested Trustees.


                               PURCHASE OF SHARES

The following information about how to purchase Shares supplements the information in the Prospectus under the heading "Information About Your Account
- Purchasing Shares."

TRANSACTIONS THROUGH SECURITIES DEALERS. Shares may be purchased and redeemed through securities dealers. Some dealers may place the Shares in an account with their firm. Dealers may place conditions on the purchase of Shares, including:

        .       requirement to purchase more than the minimum investment amount;
        .       restriction on issuing redemption checks in the customer's name;
                or
        .       limits on purchase of fractional Shares.

FEES. There is no sales or service charge to individual investors by the Fund or by FFS, although investment dealers, banks and other institutions may make reasonable charges to investors for their services. These fees are usually deducted monthly from the investor's account and on smaller accounts could constitute a substantial portion of the distribution. In some states, banks or other financial institutions may be required by law to register as securities dealers. Securities dealers may charge fees in connection with:

        .       same-day investment of client funds;
        .       same-day access to client funds;
        .       advice about the status of accounts, yield currently being paid or income earned to date;
        .       providing periodic account statements of security and money market positions; or
        .       other assistance with inquiries related to a client's
                investment.

RETIREMENT PLANS. Tax-deferred retirement plans such as individual retirement accounts ("IRAs"), Roth IRAs, Educational IRAs and other qualified plans are permitted to purchase Shares. Anyone considering establishing a retirement plan should consult with an attorney and/or accountant about the terms and tax consequences of the plan.

CUSTOMER IDENTIFICATION AND VERIFICATION. To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.

When an individual applies to open an account, the Fund will ask for that person's name, address, date of birth, social security number and other information that will allow it to identify the individual. This information is required and is subject to verification to ensure the identity of all individuals or entities opening an account. The Fund is required by law to reject a new account application if the required identifying information is not provided.

If an account applicant does not supply the required information, the Fund will attempt to contact the applicant or, if applicable, his or her broker. If the Fund cannot obtain the required information within a timeframe established in its sole discretion, the application will be rejected.

When an application is in proper form and includes all required information, it will normally be accepted and the order will be processed at the net asset value next calculated after receipt of the application in proper form. The Fund may reject an application under its Anti-Money Laundering Compliance Program. If an application is accepted, the Fund will then attempt to verify the account applicant's identity using the information he or she has supplied and other information about the applicant that is available from third parties, including information available in public and private databases such as consumer reports from credit reporting agencies.

The Fund will try to verify each account applicant's identity within a timeframe established in its sole discretion. If the Fund cannot do so, the Fund reserves the right to close the shareholder's account at the net asset value next calculated after the Fund decides to close the account and to remit proceeds to the shareholder via check, but only if the original check clears the bank. If an account is closed in this manner, the shareholder may be subject to a gain or loss on Fund shares and will be subject to any related taxes. Proceeds may or may not be remitted if an account is closed at the request of governmental or law enforcement authorities.

In certain instances, the Fund may be required to collect documents to fulfill its legal obligation to verify an account applicant's identity. Documents provided in connection with an application will be used solely to verify identity, and the Fund shall have no obligation to observe, monitor or enforce the terms of any such document.

                              REDEMPTION OF SHARES

The following information about how to redeem Shares supplements the information in the Prospectus under the heading "Information About Your Account - Selling Shares."

WIRE REDEMPTION PRIVILEGE. The Transfer Agent is authorized by the investor using this privilege to act on wire or telephone redemption instructions from any person whom the Transfer Agent reasonably believes to be the genuine owner of the account. Ordinarily, if the Transfer Agent receives the redemption request in proper form, the Fund will usually initiate payment for the redeemed Shares (less a $20 wire redemption fee) on the next business day after receipt.

Redemption proceeds ($1,000 minimum) are transferred by Federal Reserve wire to the commercial bank account specified on the account application or shareholder services form (or to a correspondent bank if the investor's bank is not a member of the Federal Reserve System). The correspondent bank must immediately notify the investor's bank to avoid a delay in crediting the funds to the investor's bank account.

SIGNATURES. Each shareholder (and each joint account holder) must personally sign a written redemption request. You must provide a signature guarantee if:

        .       you are redeeming Shares worth more than $100,000;
        .       you are requesting that the proceeds check be made out to
                someone other than the registered owners or be sent to an
                address other than the record address;
        .       the account registration has changed within the last 30 days; or
        .       you are instructing us to wire the proceeds to a bank account not designated on the account application.

The Transfer Agent will generally accept signature guarantees in proper form from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the NYSE Medallion Signature Program, the Securities Transfer Agents Medallion Program and the Stock Exchanges Medallion Program. Signature guarantees must be signed by an authorized signatory of the guarantor and "Signature Guaranteed" must appear with the signature. The Transfer Agent may request additional documentation from corporations, executors, administrators, trustees or guardians, and may accept other suitable verification arrangements from foreign investors, such as consular verification. For more information with respect to signature guarantees, please call the telephone number listed on the cover.

REDEMPTION COMMITMENT. Pursuant to an election made under Rule 18f-1 of the 1940 Act, the Fund will pay in cash all redemption requests by any shareholder of record, limited in amount during any 90-day period to the lesser of $250,000 or 1% of the value of the Fund's net assets at the beginning of such period. This commitment is irrevocable without the prior approval of the SEC. For requests in excess of such amount, the Board of Trustees may make payments in whole or in part in securities or other assets (usually during a time of emergency or when a cash distribution would adversely impact the Fund's liquidity). Any securities distributed would be readily marketable, to the extent available, and would be valued in the same manner as the Fund's investment securities are valued. Brokerage charges may be incurred upon the sale of such securities.

SUSPENSION OF REDEMPTIONS. Redemption rights may be suspended and payment for redeemed Shares may be postponed under the following circumstances:

        .       during any period when the NYSE is closed (excluding normal weekend and holiday closings);
        .       when trading is restricted in the Fund's normal markets;
        .       during an emergency (as determined by the SEC) in which the Fund cannot reasonably dispose of its investments or determine NAV;
                or
        .       during such other periods as the SEC may permit to protect the
                Fund's shareholders.

                       INVESTMENT OF PORTFOLIO SECURITIES

HOW SECURITIES ARE PURCHASED AND SOLD. Purchases and sales of portfolio securities that are fixed income securities (for instance, money market instruments and bonds, notes and bills) usually are principal transactions. In a principal transaction, the party from whom the Fund purchases or to whom the Fund sells is acting on its own behalf (and not as the agent of some other party such as its customers). These securities normally are purchased directly from the issuer or from an underwriter or market maker for the securities. There usually are no brokerage commissions paid for these securities.

Purchases and sales of portfolio securities that are equity securities (for instance common stock and preferred stock) are generally effected: (1) if the security is traded on an exchange, through brokers who charge commissions; and
(2) if the security is traded in the "over-the-counter" markets, in a principal transaction directly from a market maker. In transactions on stock exchanges, commissions are negotiated. When transactions are executed in an over-the-counter market, the Adviser will seek to deal with the primary market makers; but when necessary in order to obtain best execution, the Adviser will utilize the services of others.

The price of securities purchased from underwriters includes a disclosed fixed commission or concession paid by the issuer to the underwriter, and prices of securities purchased from dealers serving as market makers reflects the spread between the bid and asked price.

In the case of fixed income and equity securities traded in the over-the-counter markets, there is generally no stated commission, but the price usually includes an undisclosed commission or markup.

BROKER-DEALERS. When selecting a broker or dealer to effect a transaction in the Fund's portfolio securities, ICM will consider various factors such as:

        .       the size and type of the transaction;
        .       the nature and character of the markets for the security to be purchased or sold;
        .       the dealer's execution efficiency, settlement capability, and financial condition;
        .       the dealer's execution services rendered on a continuing basis;
                and o the reasonableness of any dealer spreads.

When more than one broker-dealer is suitable, ICM will choose a broker-dealer capable of providing supplemental research services to the Fund, and may choose to pay a higher commission to account for the supplemental services. (It is impossible to estimate the frequency with which ICM uses such broker-dealers). Such research is intended to supplement ICM's normal independent research activities in an effort to avoid additional expense, rather than replace them. Supplemental research services may include:

        .       providing advice about the value of securities;
        .       providing advice about the availability of securities for
                purchase, or about specific purchasers or sellers of securities;
        .       furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategies and performance of accounts; and
        .       effecting securities transactions and performing incidental functions such as clearance and settlement.

Research services provided by brokers through which the Fund effects portfolio transactions may be used by ICM in servicing all of its accounts. Not all of the services may be used by ICM in connection with the Fund. Similarly, ICM may service the Fund using research services provided by brokers through which ICM effects portfolio transactions for its other accounts.

The Fund may not pay a broker-dealer for the promotion or sale of Fund shares by directing to the broker-dealer Fund portfolio securities transactions or any compensation from Fund portfolio securities transaction effected through another broker-dealer. From time to time, ICM may execute portfolio transactions with broker-dealers who also sell Shares, subject to certain conditions and Rule 12b-1(b) of the 1940 Act. ICM has made no commitment to execute any or all portfolio transactions through such broker-dealers.

The Board of Trustees has authorized ICM to enter into directed brokerage arrangements on behalf of the Fund. Under this type of arrangement, ICM may effect securities transactions for the Fund through a broker or dealer who has agreed to use a negotiated portion of the commissions earned on such transactions to pay bona fide expenses of the Fund. Such expenses may include fees paid directly to the broker or dealer, to an affiliate of the broker or dealer, or to other service providers, for sub-transfer agency, recordkeeping, shareholder services or other bona fide services of the Fund.


The Fund paid $457,303.12 in aggregate commissions for brokerage services rendered during the period January 1, 2002 until December 31, 2002


The Fund paid $476,681.38 in aggregate commissions for brokerage services rendered during the period January 1, 2003 until December 31, 2003. Through certain directed brokerage arrangements on behalf of the Fund, ICM effected securities transactions in the amount of $12,646,607.62, resulting in directed brokerage commissions in the amount of $36,347.14.


The Fund paid $597,976.16 in aggregate commissions for brokerage services rendered during the period January 1, 2004 until December 31, 2004.


IDENTICAL SECURITIES. From time to time, it is possible that identical securities may be held by more than one of ICM's clients. If ICM purchases or sells identical securities for more than one account at the same time, ICM may not be able to execute orders as large as it may desire, or buy and sell the securities at an advantageous price. Conversely, ICM may be able to obtain more desirable prices by buying or selling in a volume transaction identical securities held by more than one of its client accounts. When ICM purchases or sells identical securities for more than one of its accounts, ICM will allocate the transaction in such security between the Fund and all such client accounts in a manner ICM deems equitable, taking into account the size of each account and the amount being purchased or sold.


PORTFOLIO HOLDINGS. A list of the Fund's ten largest portfolio holdings may be disclosed to the public on a quarterly basis on the Fund's website, www.icmfunds.com, fifteen days after the quarter-end. Such portfolio holdings may also be released no earlier than fifteen days after the quarter end on a Fund Fact Sheet. Portfolio holdings as of the end of the Fund's annual and semi-annual fiscal periods are reported to the SEC on Form N-CSR within 10 days of the mailing of the annual or semi-annual report (typically no later than 70 days of the end of each such period). Portfolio holdings as of the end of the first and third fiscal quarters are reported to the SEC on Form N-Q within 60 days of the end of such period. You may request a copy of the Fund's latest annual or semi-annual report to shareholders a copy of the Fund's latest Form N-Q, which contains the Fund's portfolio holdings, by contacting the Transfer Agent at the address or phone number listed on the cover of this SAI.

The Fund's nonpublic portfolio holdings information is shared with certain service providers to enable them to perform the contractual or fiduciary duties necessary for the Fund's operation that the Fund has retained them to perform. The Fund's investment adviser, ICM, which manages the Fund's portfolio, has regular and continuous access to the Fund's portfolio holdings. In addition, ICM, the Fund's administrator, its custodian, its distributor and its fund accountant, as well as proxy voting services, mailing services and financial printers, may have access to the Fund's nonpublic portfolio holdings information on an ongoing basis. The Fund's Trustees and legal counsel to the Fund and to the Independent Trustees may receive such information on an as needed basis. The Fund's independent accountants receive such information at least annually. Mailing services (currently ADP) and financial printers (currently RR Donnelley) receive nonpublic portfolio holdings information no sooner than 30 days following the end of a quarter. The Fund's principal executive officer, its principal financial officer, and such other persons as the Board may designate from time to time, may authorize additional disclosure of the Fund's portfolio holdings.

No compensation is received by the Fund from any service provider or any other person in connection with the disclosure of the Fund's portfolio holdings. With respect to the Trustees, the Adviser, the administrator and the distributor, the Board has approved codes of ethics (collectively, "Codes") that are intended to address, among other things, potential conflicts of interest arising from the misuse of information concerning the Fund's portfolio holdings. In addition, the Fund's service providers may be subject to confidentiality provisions contained within their service agreements, codes of ethics, professional codes, other similar policies, or by virtue of their respective duties to the Fund, that address conflicts of interest arising from the misuse of such information.

The Fund's Chief Compliance Officer ("CCO") monitors the Fund's compliance with this disclosure policy and annually reviews information regarding the identity of each service provider or other authorized party that receives information regarding Fund portfolio holdings prior to public dissemination. With exception of those service providers identified above, who receive information on an ongoing or as needed basis in order to perform their contractual or fiduciary duties to the Fund, the CCO also reviews the frequency with which the authorized party receives such information and the business purpose for which the disclosure is made.

In order to help facilitate the Board's determination that portfolio holdings disclosure to service providers prior to public dissemination is in the best interests of Fund shareholders, the CCO will make an annual report to the Board on such disclosure. In addition, the Board will receive any interim reports that CCO may deem appropriate. Any conflict identified between the interests of shareholders and those of the Adviser, the distributor, and any affiliated person of the Fund, the Adviser and the distributor, that are not resolved under the Codes and that may arise as a result of the disclosure of nonpublic portfolio holdings information will be reported to the Board for appropriate action.



                                      TAXES

QUALIFICATION. The Fund intends to meet the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), for qualification as a regulated investment company. The Fund generally will not be required to pay federal income tax on income and gains that it distributes to shareholders if it distributes at least 90% of its investment company taxable income (which includes, among other items, dividends, interest, and the excess of net short-term capital gains over net long-term capital losses) for the taxable year, and if the Fund meets these requirements:

        (1) SOURCE OF INCOME. The Fund must derive at least 90% of its annual gross income from dividends, interest, payments on loans of securities, gains from the sale or other disposition of stock, securities or foreign currencies, income from certain publicly traded partnerships, or other income (including gains from options, futures and forward contracts) derived with respect to its business of investing in such stock, securities or currencies (the "90% income test").

        (2) DIVERSIFICATION. The Fund must also satisfy certain quarterly diversification requirements, including:

                (i) limiting the Fund's investment composition so that at least 50% of the Fund's total assets consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and other securities;

                (ii) limiting other securities in (i) above, with respect to any one issuer, to an amount that does not exceed 5% of the value of the Fund's total assets and 10% of the issuer's outstanding voting securities; and

                (iii) limiting the value of the Fund's total assets that can be invested in a single issuer or in certain publicly traded partnerships to 25% (other than U.S. Government securities or securities of other regulated investment companies).

If for any taxable year the Fund fails to qualify as a regulated investment company, all of its taxable income will be subject to federal income taxation at regular corporate rates (with no deduction for distributions to shareholders). In such event, Fund distributions would be taxable to shareholders as dividends to the extent of the Fund's earnings and profits.

EXCISE TAX DISTRIBUTION. The Fund must also make a "required distribution," consisting of:

                (i) 98% of the Fund's ordinary income earned during the calendar year;

                (ii) 98% of capital gain net income for the one-year period ending October 31 (or December 31 if an election is made).

The required distribution also includes 100% of any undistributed amount from prior years. A 4% excise tax will be imposed on the excess, if any, of the Fund's required distribution over the amount distributed within the calendar year. Any dividend declared by the Fund in October, November or December as of a record date in such a month and paid during the following January will be treated for federal income tax purposes as received by shareholders on December 31 of the calendar year in which it is declared.

DIVIDENDS. Dividends from investment company taxable income may be taxed to the shareholders as ordinary income, qualified dividend income, or long-term capital gain:

        (i) ORDINARY INCOME: dividends from net investment income, net short-term capital gain in excess of net long-term capital loss, and certain net foreign exchange gains, whether received in cash or reinvested in additional Shares.
        (ii) QUALIFIED DIVIDEND INCOME: Some of the Fund's distributions may be treated as "qualified dividend income," taxable to individuals at a maximum federal tax rate of 15% (5% for individuals in lower tax brackets). A distribution is treated as qualified dividend income to the extent that the Fund receives dividend income from taxable domestic corporations and certain qualified foreign corporations, provided that certain holding period and other requirements are met by the Fund and the shareholder.
        (iii) LONG-TERM CAPITAL GAIN: property designated dividends from net long-term capital gain in excess of net short-term capital loss, if any, whether received in cash or reinvested in additional Shares (without regard to the length of time Shares of the Fund have been held).

Dividends paid by the Fund to a corporate shareholder, to the extent such dividends are attributable to dividends received from U.S. corporations by the Fund, may qualify for the dividends received deduction if the corporate shareholder satisfied certain holding period requirements. The alternative minimum tax applicable to corporations may, however, reduce the value of the dividends received deduction. A distribution of an amount in excess of the Fund's current and accumulated earnings and profits will be treated by a shareholder as a return of capital, which is applied against and reduces the shareholder's basis in his or her shares. To the extent that the amount of any such distribution exceeds the shareholder's basis in his or her shares, the excess will be treated by the shareholder as gain from a sale or exchange of the shares.

FOREIGN INVESTMENTS. Foreign exchange gains and losses realized by the Fund in connection with certain transactions involving foreign currency-denominated debt securities, certain options and futures contracts relating to foreign currency, foreign currency forward contracts, foreign currencies, or payables or receivables denominated in a foreign currency are subject to Section 988 of the Code, which generally causes such gains and losses to be treated as ordinary income and losses and may affect the amount, timing and character of distributions to shareholders.

If the Fund acquires any equity interest in certain foreign corporations that receive at least 75% of their annual gross income from passive sources (such as interest, dividends, rents, royalties or capital gain) or hold at least 50% of their assets in investments producing such passive income ("passive foreign investment companies"), the Fund could be subject to federal income tax and additional interest charges on "excess distributions" received from such companies or gain from the sale of stock in such companies, even if all income or gain actually received by the Fund is timely distributed to its shareholders. The Fund would not be able to pass through to its shareholders any credit or deduction for such a tax. Certain elections may, if available, ameliorate these adverse tax consequences, but any such election would require the electing Fund to recognize taxable income or gain without the concurrent receipt of cash. The Fund may limit and/or manage its holdings in passive foreign investment companies to minimize its tax liability or maximize its return from these investments.

The Fund may be subject to withholding and other taxes imposed by foreign countries, including taxes on interest, dividends and capital gains, with respect to its investments, if any, in those countries. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes in some cases. The Fund does not expect to satisfy the requirements for passing through to its shareholders their pro rata share of qualified foreign taxes paid by the Fund, with the result that shareholders will not include such taxes in their gross incomes and will not be entitled to a tax deduction or credit for such taxes on their own tax returns.

ORIGINAL ISSUE DISCOUNT. If the Fund invests in certain pay-in-kind securities ("PIKs"), zero coupon securities, deferred interest securities or, in general, any other securities with original issue discount (or with market discount if the Fund elects to include market discount in income currently), the Fund must accrue income on such investments for each taxable year, which generally will be prior to the receipt of the corresponding cash payments.

However, the Fund must distribute, at least annually, all or substantially all of its net income, including such accrued income, to shareholders to qualify as a regulated investment company under the Code and to avoid federal income and excise taxes. Therefore, the Fund may have to dispose of its portfolio securities under disadvantageous circumstances to generate cash, or may have to leverage itself by borrowing the cash, to satisfy distribution requirements.

In addition, if the Fund invests in certain high yield original issue discount obligations issued by corporations, a portion of the original issue discount accruing on the obligations may be eligible for the deduction for dividends received by corporations.

MARKET DISCOUNT. Unless the Fund elects to include the market discount in income as it accrues (on a constant interest basis), gain recognized on the disposition of, and any partial payment of principal on, a debt security acquired in the secondary market and having market discount is treated as ordinary income to the extent the gain, or principal payment, does not exceed the accrued market discount. In addition, the deduction of any interest expenses attributable to debt securities having market discount may be deferred.

APPRECIATION. At the time of an investor's purchase of Fund shares, a portion of the purchase price may be attributable to realized or unrealized appreciation in the Fund's portfolio or undistributed taxable income of the Fund. Consequently, subsequent distributions on these Shares from such appreciation or income may be taxable to such investor even if the net asset value of the investor's shares is, as a result of the distributions, reduced below the investor's cost for such Shares and the distributions economically represent a return of a portion of the investment.

REDEMPTIONS. Upon a redemption or sale of his or her shares, a shareholder will realize a taxable gain or loss depending upon his or her basis in the shares. Such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands and generally will be long-term or short-term, depending upon the shareholder's holding period for the shares. Any loss realized on a redemption or sale will be disallowed to the extent the shares disposed of are replaced (including through reinvestment of dividends) within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on the sale of Fund shares held by the shareholder for six months or less, will be treated for tax purposes as a long-term capital loss to the extent of any distributions of capital gain dividends received or treated as having been received by the shareholder with respect to such shares.

DERIVATIVES. Unless certain constructive sale rules (discussed more fully below) apply, the Fund will not realize gain or loss on a short sale of a security until it closes the transaction by delivering the borrowed security to the lender. Pursuant to Code Section 1233, all or a portion of any gain arising from a short sale may be treated as short-term capital gain, regardless of the period for which the Fund held the security used to close the short sale. In addition, the Fund's holding period of any security which is substantially identical to that which is sold short may be reduced or eliminated as a result of the short sale. Recent legislation, however, alters this treatment by treating certain short sales against the box and other transactions as a constructive sale of the underlying security held by the Fund, thereby requiring current recognition of gain, as described more fully below. Similarly, if the Fund enters into a short sale of property that becomes substantially worthless, the Fund will recognize gain at that time as though it had closed the short sale. Future Treasury regulations may apply similar treatment to other transactions with respect to property that becomes substantially worthless.

The Fund may purchase and sell (write) listed and over-the-counter put and call options on individual debt and equity securities and indices (both narrow- and broad-based), and national securities exchange-trade put and call options on currencies. The taxation of equity options (including options on narrow-based stock indices) and over-the-counter options on debt securities is governed by Code Section 1234. Pursuant to Code Section 1234, the premium received by the Fund for selling a put or call option is not included in income at the time of receipt. If the option expires, the premium is short-term capital gain to the Fund. If the Fund enters into a closing transaction, the difference between the amount paid to close out its position and the premium received is short-term capital gain or loss. If a call option written by the Fund is exercised, thereby requiring the Fund to sell the underlying security, the premium will increase the amount realized upon the sale of such security and any resulting gain or loss will be long-term or short-term depending upon the holding period of the security. With respect to a put or call option that is purchased by the Fund, if the option is sold, any resulting gain or loss will be a capital gain or loss, and will be short-term or long-term, depending upon the holding period of the option. If the option expires, the resulting loss is a capital loss and is short-term or long-term, depending upon the holding period of the option. If the option is exercised, the cost of the option, in the case of a call option, is added to the basis of the purchased security and, in the case of a put option, reduces the amount realized on the underlying security in determining gain or loss.

In the case of Fund transactions involving certain futures and forward contracts and listed options on debt securities, currencies and certain futures contracts and broad-based stock indices, Code Section 1256 generally will require any gain or loss arising from the lapse, closing out or exercise of such positions to be treated as sixty percent long-term and forty percent short-term capital gain or loss, although foreign currency gains and losses (as discussed above) arising from certain of these positions may be treated as ordinary income and loss. In addition, the Fund generally will be required to mark to market (i.e.: treat as sold for fair market value) each such position which it holds at the close of each taxable year.

Generally, the hedging transactions undertaken by the Fund may result in "straddles" for U.S. federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by the Fund. In addition, losses realized by the Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which the losses are realized. Because only a few regulations implementing the straddle rules have been promulgated, the tax consequences to the Fund of engaging in hedging transactions are not entirely clear.

The Fund may make one or more of the elections available under the Code, which are applicable to straddles. If the Fund makes any of the elections, the amount, character and timing of the recognition of gains or losses from the affected straddle positions will be determined under the rules that vary according to the election(s) made. The rules applicable under certain of the elections may operate to accelerate the recognition of gains or losses from the affected straddle positions.

Notwithstanding any of the foregoing, the fund may recognize gain (but not loss) from a constructive sale of certain "appreciated financial positions" if the Fund enters into a short sale, offsetting notional principal contract, futures or forward contract transaction with respect to the appreciated position or substantially identical property. Appreciated financial positions subject to this constructive sale treatment are interests (including options, futures and forward contracts and short sales) in stock, partnership interests, certain actively traded trust instruments and certain debt instruments. Constructive sale treatment does not apply to certain transactions closed before the end of the thirtieth day after the close of the taxable year, if certain conditions are met.

QUALIFIED PLANS. Different tax treatment, including penalties on certain excess contributions and deferrals, certain pre-retirement and post-retirement distributions, and certain prohibited transactions, is accorded to accounts maintained as qualified retirement plans. Shareholders should consult their tax advisers for more information.

BACKUP WITHHOLDING. The Fund is required to withhold Federal income tax at the applicable Federal back-up withholding rate on reportable payments, including dividends, capital gain dividends and the proceeds of redemptions (including exchanges) and repurchases to shareholders who have not complied with IRS regulations. In order to avoid this withholding requirement, shareholders must certify on their Account Applications, or on separate IRS Forms W-9, that the Social Security Number or other Taxpayer Identification Number they provide is their correct number and that they are not currently subject to backup withholding, or that they are exempt from backup withholding. The Fund may nevertheless be required to withhold if it receives notice from the IRS or a broker that the number provided is incorrect or backup withholding is applicable as a result of previous under reporting of interest or dividend income.

STATE TAX. If, as anticipated, the Fund qualifies as a regulated investment company under the Code, it will not be required to pay any Massachusetts income, corporate excise or franchise taxes.

The description of certain federal tax provisions above relates only to U.S. federal income tax consequences for shareholders who are U.S. persons (U.S. citizens, residents or U.S. corporations, partnerships, trusts or estates) and who are subject to U.S. federal income tax. Shareholders may also be subject to state, local or foreign tax consequences. This description does not address the special tax rules that may be applicable to particular types of investors, such as financial institutions, insurance companies, securities dealers, or tax-exempt or tax-deferred plans, accounts or entities. Investors other than U.S. persons may be subject to different U.S. tax treatment, including a possible 30% nonresident alien U.S. withholding tax (or nonresident alien withholding tax at a lower treaty rate) on amounts treated as ordinary dividends from the Fund and, unless an effective IRS Form W-8 or authorized substitute for Form W-8 is on file, to backup withholding at the applicable Federal rate on certain payments from the Fund. Shareholders should consult their own tax advisers on these matters and on state, local and other applicable tax laws.

                              DESCRIPTION OF SHARES

SERIES OF SHARES. The Board of Trustees may authorize the issuance of an unlimited number of full and fractional Shares of beneficial interest, which may be divided into such separate series as the Trustees may establish. Currently, the Trust consists of only one series. However, the Trustees may establish additional series of shares, and may divide or combine the shares into a greater or lesser number of shares (without changing the proportionate beneficial interests in the Trust).

CLASSES OF SHARES. The Trustees may classify or reclassify any series of the shares into one or more classes. The Trustees have authorized the issuance of two classes of Shares designated as Investment Shares and Institutional Shares. Each Share of a class of the Fund represents an equal proportionate interest in the assets of the Fund allocable to that class. Upon liquidation of the Trust, shareholders of each class of a series are entitled to share pro rata in the net assets allocable to such available for distribution to shareholders. The Trust may create and issue additional classes of shares.

VOTING OF SHARES. Any matter required by federal or applicable state law, or otherwise, to be submitted to the holders of the outstanding voting securities of the Trust must be approved by the holders of a majority of the outstanding shares of each class or series affected by such matter. A class or series will be deemed to be affected by a matter unless the interests of each class or series in the matter are substantially identical or the matter does not affect any interest of such class or series. The selection of independent public accountants, the approval of principal distribution contracts and the election of trustees are exempted.

ANNUAL SHAREHOLDER MEETINGS. The Trust is not required and does not intend to hold annual meetings of shareholders. If the Trust holds a meeting, each share of the Trust will be entitled, as determined by the Trustees, to either one vote for each Share or to one vote for each dollar of net asset value represented by such Shares on all matters presented to shareholders including the elections of Trustees ("dollar based voting"). However, to the extent required by law or otherwise determined by the Trustees, series and classes of the Trust will vote separately from each other. Shareholders of the Trust do not have cumulative voting rights in the election of Trustees. Shareholder meetings may be called by the Trustees, certain officers of the Trust or upon the written request of holders of 10% or more of the Shares entitled to vote at such meetings. Shareholders have the right to vote only on those matters specified in the Declaration of Trust and such other matters as the Trustees may determine or as may be required by law.

TERMINATION OF TRUST. The Declaration of Trust permits the termination of the Trust or of any series or class of the Trust:

                (i) by a majority of the affected shareholders at a meeting of shareholders of the Trust, series or class; or
                (ii) by a majority of the Trustees without shareholder approval if the Trustees determine that such action is in the best interest of the Trust or its shareholders.

MERGER OR CONSOLIDATION. The Declaration of Trust authorizes the Trustees, with shareholder approval to cause the Trust, or any series thereof, to merge or consolidate with any corporation, association, trust or other organization or sell or exchange all or substantially all of the property belonging to the Trust or any series thereof. In addition, the Trustees, without shareholder approval, may adopt a master-feeder structure by investing all or a portion of the assets of a series of the Trust in the securities of another open-end investment company.

AMENDMENT OF TRUST. The Trustees may amend the Declaration of Trust without a shareholder vote. However, shareholders of the Trust have the right to vote on any amendment:

                (i) that would adversely affect the voting rights of shareholders;
                (ii)    that is required by law to be approved by shareholders;
                (iii) that would amend the amendment procedure of the Declaration of Trust; or
                (iv)    that the Trustees determine to submit to shareholders.

                        SHAREHOLDER AND TRUSTEE LIABILITY

LIABILITY AND INDEMNIFICATION OF SHAREHOLDERS. The Trust will indemnify each shareholder out of Trust property and hold each shareholder harmless from and against all claims and liabilities, to which a shareholder may become subject by reason of his being or having been a shareholder. The Trust will reimburse such shareholder for all legal and other expenses reasonably incurred by him in connection with any such claim or liability. If the

Trust consists of more than one Series, recovery of losses and related expenses by shareholders who are faced with claims or liabilities solely by reason of their status as shareholders of that Series may not exceed the assets of that Series. The Trust will, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Trust and satisfy any resulting judgment.

LIABILITY AND INDEMNIFICATION OF TRUSTEES. The Declaration of Trust authorizes the Trust to indemnify each of its Trustees, officers, agents and employees against liabilities and expenses reasonably incurred by them, in connection with, or arising out of, any action, suit or proceeding, threatened against or otherwise involving such Trustee, officer, agent or employee, directly or indirectly, by reason of being or having been a Trustee, officer, agent or employee of the Trust. The Declaration of Trust does not authorize the Trust to indemnify any Trustee, officer, agent or employee against any liability to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, unlawful conduct or reckless disregard of such person's duties.

Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable as partners for the obligations of the fund. The Declaration of Trust contains an express disclaimer of shareholder liability in connection with the fund property or the acts, obligations or affairs of the fund. The Declaration of Trust also provides for indemnification out of the fund property of any shareholder held personally liable for the claims and liabilities to which a shareholder may become subject by reason of being or having been a shareholder. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the fund itself would be unable to meet its obligations.

                        DETERMINATION OF NET ASSET VALUE

Shares of the Fund are sold on a continuous basis at the NAV per share next determined upon receipt by the Transfer Agent of an order in proper form. NAV per share of each class of shares of the Fund is determined by dividing the value of its assets, less liabilities attributable to that class, by the number of Shares of that class outstanding. The NAV is computed once daily, on each day the NYSE is open, as of the close of regular trading on the NYSE.

Calculation of the Fund's NAV is governed by certain policies and limitations:

                (1) an equity portfolio security listed or traded on the New York or American Stock Exchange or other stock exchange or quoted by NASDAQ is valued at its latest sale price on that exchange (or on the primary exchange therefore, if such securities are listed on more than one exchange) or quotation service prior to the time assets are valued. If there were no sales that day and for securities traded on the other over-the-counter markets, the security is valued at the mean between the most recently quoted bid and asked prices;

                (2) when market quotations are not readily available, including circumstances under which it is determined by ICM that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Board of Trustees;

                (3) the value of short-term debt securities which mature at a date less than sixty days subsequent to the valuation date will be determined on an amortized cost basis; and

                (4) the value of other assets will be determined in good faith at fair value under procedures established by and under the general supervision of the Board of Trustees. Dividends receivable are accrued as of the ex-dividend date. Interest income is accrued daily.

The Fund does not accept purchase and redemption orders on days the NYSE is closed. The NYSE is currently scheduled to be closed on the following holidays:
New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day (observed), Independence Day, Labor Day, Thanksgiving and Christmas Day, and on the preceding Friday or subsequent Monday when one of these holidays falls on a Saturday or Sunday, respectively.

                               INVESTMENT RESULTS

QUOTATIONS, COMPARISONS AND GENERAL INFORMATION. From time to time, the Fund may cite certain performance rankings in its advertisements or reports to shareholders for the purpose of illustrating or comparing its past performance with that of other mutual funds. For example, total return of the Fund's classes may be compared to rankings prepared by Lipper Analytical Services, Inc., a widely recognized independent service which monitors mutual fund performance; the Standard & Poor's 500 Stock Index ("S&P 500"), an index of unmanaged groups of common stock; the Dow Jones Industrial Average, a recognized unmanaged index of common stocks of 30 industrial companies listed on the NYSE; or The Frank
Russell Indexes ("Russell 1000," "2000," "2500," and "3000,") or the Wilshire Total Market Value Index ("Wilshire 5000"), recognized unmanaged indexes of broad based common stocks.

Performance rankings and listings reported in newspapers or national business and financial publications, such as Barron's, Business Week, Consumers Digest, Consumer Reports, Financial World, Forbes, Fortune, Investors Business Daily, Kiplinger's Personal Finance Magazine, Money Magazine, New York Times, Smart Money, USA Today, U.S. News and World Report, The Wall Street Journal, and Worth may also be cited (if the Fund is listed in any such publication) or used for comparison, as well as performance listings and rankings from various other sources including Bloomberg Financial Markets, CDA/Wiesenberger, Donoghue's Mutual Fund Almanac, Investment Company Data, Inc., Johnson's Charts, Kanon Bloch Carre and Co., Lipper Analytical Services, Inc., Micropal, Inc., Morningstar, Inc., Schabacker Investment Management and Towers Data Systems, Inc.

In addition, from time to time, quotations from articles from financial publications such as those listed above may be used in advertisements, in sales literature, or in reports to shareholders of the Fund.

The Fund may also present, from time to time, historical information depicting the value of a hypothetical account in one or more classes of the Fund since the Fund's inception.

In presenting investment results, the Fund may also include references to certain financial planning concepts, including (a) the need to evaluate financial assets and obligations to determine how much to invest; (b) the need to analyze the objectives of various investments to determine where to invest; and (c) the need to analyze the time frame for future capital needs to determine how long to invest. The investor controls these three factors, all of which affect the use of investments in building assets.

One of the primary methods used to measure the performance of a class of the Fund is "total return." Total return will normally represent the percentage change in value of an account, or of a hypothetical investment in a class of the Fund, over any period up to the lifetime of that class of the Fund. Total return calculations will usually assume the reinvestment of all dividends and capital gains distributions and will be expressed as a percentage increase or decrease from an initial value, for the entire period or for one or more specified periods within the entire period. Total return percentages for periods of less than one year will usually be annualized; total return percentages for periods longer than one year will usually be accompanied by total return percentages for each year within the period and/or by the average annual compounded total return for the period. The income and capital components of a given return may be separated and portrayed in a variety of ways in order to illustrate their relative significance. Performance may also be portrayed in terms of cash or investment values, without percentages. Past performance cannot guarantee any particular future result.

                             PROXY VOTING PROCEDURES


Copies of proxy voting procedures are included in Appendix A. Information regarding how the Fund voted proxies relating to portfolio securities during the twelve-month period ended June 30, 2004 is available (1) without charge, upon request, by contacting the Transfer Agent at (800) 472-6114, (2) on the Fund's website at http://www.icmfunds.com and (3) on the SEC's website at http://www.sec.gov.


                             REGISTRATION STATEMENT

This SAI and the Prospectus do not contain all the information included in the Trust's Registration Statement filed with the SEC which covers the Shares offered hereby. The Registration Statement, including exhibits filed therewith, may be examined at the offices of the SEC in Washington, D.C. Statements made within this SAI or the Prospectus with respect to any contract or other document are not necessarily complete. You should refer to the complete copy of such contract or other documents attached as an exhibit to the Trust's Registration Statement.

                                     EXPERTS


PricewaterhouseCoopers LLP ("PwC"), independent registered public accounting firm, has audited the Financial Statements, which are incorporated herein by reference, as of and for the fiscal years ending December 31, 2002, 2003 and 2004. The Trust has incorporated such report in reliance on the authority of PwC as experts in accounting and auditing. Prior to 2002, Arthur Andersen LLP
("Arthur Andersen") audited the financial statements of the Fund. Arthur Andersen did not perform any procedures in connection with the Fund's current registration statement and has not consented to the incorporation by reference of their report in the current registration statement. An investor's potential recovery against Arthur Andersen for any liability may be limited by the lack of consent. Grant Thornton, LLP serves as the independent registered public accounting firm to the Trust.

                                   APPENDIX A
                        IRONWOOD CAPITAL MANAGEMENT, LLC
                      PROXY VOTING POLICIES AND PROCEDURES
                                  July 1, 2003

The following are the policies and procedures adopted and implemented by Ironwood Capital Management, LLC (the "Adviser") for voting proxies with respect to portfolio securities held by the Adviser on behalf of its clients, including the ICM Series Trust (the "Trust") and its shareholders (collectively, "clients"). The policies and procedures are reasonably designed to ensure that proxies are voted in the best interest of the clients, in accordance with the Adviser's fiduciary duties and Rule 206(4)-6 under the Investment Advisers Act of 1940 (the "Investment Advisers Act"). The Adviser considers the "best interests" of its clients to mean their best long-term economic interests.

GENERAL STATEMENT OF POLICIES AND PROCEDURES. The Adviser shall vote proxies for the exclusive benefit, and in the best economic interest, of its clients. Such exercise of voting rights shall be subject to the same standard of care as is generally applicable to the Adviser's performance of its duties, as set forth in the advisory agreement with the Trust. The policies and procedures contained herein are designed to be guidelines, however each vote is ultimately cast on a case-by-case basis, taking into consideration the relevant facts and circumstances at the time of the vote. Any material conflicts that may arise will be resolved in the best interests of the Adviser's clients.

RESPONSIBILITY AND OVERSIGHT. A proxy committee (the "Proxy Committee") is hereby designated and shall be responsible for administering and overseeing the proxy voting process, and shall revise and update these policies and procedures as new issues arise. The Proxy Committee shall consist of the Chief Investment Officer of the Adviser and the Treasurer of the Adviser.

Proxy Voting Procedures.

LOGISTICS. The Treasurer shall be responsible for maintaining the proxy log, monitoring corporate actions and confirming the timely voting of proxies. The proxy log shall contain the following information, in accordance with Form N-PX:

        .       the name of the issuer;

        .       the exchange ticker symbol, if available;

        .       the CUSIP number, if available;

        .       the shareholder meeting date;

        .       a brief identification of the matter voted on;

        . whether the matter was proposed by the issuer or a security holder;

        .       whether the Adviser cast its vote on the matter;

        . how the Adviser cast its vote on the matter (for, against, abstain; for or withhold regarding the election of directors); and

        .       whether the Adviser cast its vote for or against management.

SUBSTANTIVE VOTING DECISIONS. The Adviser's substantive voting decisions turn on the particular facts and circumstances of each proxy vote. The following is a list of common proxy vote issues and the Adviser's standard considerations when determining how to vote such proxies.

ROUTINE MATTERS/CORPORATE ADMINISTRATIVE ITEMS. After an initial review, the Adviser generally votes with management on routine matters related to the operation of the issuer that are not expected to have a significant economic impact on the issuer and/or its shareholders.

POTENTIAL FOR MAJOR ECONOMIC IMPACT. The Adviser reviews and analyzes on a case-by-case basis, non-routine proposals that are more likely to affect the structure and operation of the issuer and to have a greater impact on the value of the investment.

CORPORATE GOVERNANCE. The Adviser reviews and considers corporate governance issues related to proxy matters and generally supports proposals that foster good corporate governance practices.

SPECIAL INTEREST ISSUES. The Adviser considers: (i) the long-term benefit to shareholders of promoting corporate accountability and responsibility on social issues; (ii) management's responsibility with respect to special interest issues; (iii) any economic costs and restrictions on management; and (iv) the responsibility of the Adviser to vote proxies for the greatest long-term shareholder value.

LIMITATIONS ON DIRECTOR TENURE AND RETIREMENT. The Adviser considers: (i) a reasonable retirement age for directors, e.g. 70 or 72; (ii) the introduction of new perspectives on the board; (iii) the importance of maintaining a staggered board; and (iv) the arbitrary nature of age limitations and the possibility of detracting from the board's stability and continuity.

DIRECTORS' MINIMUM STOCK OWNERSHIP. The Adviser considers: (i) the benefits of additional vested interest; (ii) the ability of a director to serve a company well regardless of the extent of his or her share ownership; and (iii) the impact of limiting the number of persons qualified to be directors.

D&O INDEMNIFICATION AND LIABILITY PROTECTION. The Adviser considers: (i) indemnifying directors for acts conducted in the normal course of business; (ii) limiting liability for monetary damages for violating the duty of care; (iii) expanding coverage beyond legal expenses to acts that represent more serious violations of fiduciary obligation than carelessness (e.g. negligence); and (iv) providing expanded coverage in cases when a director's legal defense was unsuccessful if the director was found to have acted in good faith and in a manner that he or she reasonably believed was in the best interests of the issuer.

DIRECTOR NOMINATIONS IN CONTESTED ELECTIONS. The Adviser considers: (i) long-term financial performance of the issuer relative to its industry; (ii) management's track record; (iii) background to proxy contest; (iv) qualifications of both slates of nominees; (v) evaluations of what each side is offering shareholders as well as the likelihood that the proposed objectives and goals can be met; and (vi) stock ownership positions.

CUMULATIVE VOTING. The Adviser considers: (i) the ability of significant stockholders to elect a director of their choosing; (ii) the ability of minority shareholders to concentrate their support in favor of a director or directors of their choosing; and (iii) the potential to limit the ability of directors to work for all shareholders.

CLASSIFIED BOARDS. The Adviser considers: (i) access to board members; and (ii) guarding against unwanted takeovers.

POISON PILLS. The Adviser considers: (i) the Adviser's position on supporting proposals to require a shareholder vote on other shareholder rights plans; (ii) ratifying or redeeming a poison pill in the interest of protecting the value of the issuer; and (iii) other alternatives to prevent a takeover at a price demonstrably below the true value of the issuer.

FAIR PRICE PROVISIONS. The Adviser considers: (i) the vote required to approve the proposed acquisition; (ii) the vote required to repeal the fair price provision; (iii) the mechanism for determining fair price; and (iv) whether these provisions are bundled with other anti-takeover measures (e.g., supermajority voting requirements) that may entrench management and discourage attractive tender offers.

EQUAL ACCESS. The Adviser considers: (i) the opportunity for significant shareholders of the issuer to evaluate and propose voting recommendations on proxy proposals and director nominees, and to nominate candidates to the board; and (ii) the added complexity and burden.

CHARITABLE CONTRIBUTIONS. The Adviser considers: (i) the potential benefits to shareholders; (ii) the potential to detract the issuer's resources from more direct uses of increasing shareholder value; and (iii) the responsibility of shareholders to make individual contributions.

STOCK AUTHORIZATIONS. The Adviser considers: (i) the need for the increase; (ii) the percentage increase with respect to the existing authorization; (iii) voting rights of the stock; and (iv) overall capitalization structures.

OPTION PLANS. The Adviser considers: (i) whether the plan is top-heavy in its favoring of senior executives; (ii) whether the plan permits large or disproportionate awards; and (iii) if the plan includes the cancellation and reissuance of options, whether the reissuance unduly favors option holders.

PREFERRED STOCK. The Adviser considers: (i) whether the new class of preferred stock has unspecified voting, conversion, dividend distribution, and other rights; (ii) whether the issuer expressly states that the stock will not be used as a takeover defense or carry superior voting rights; (iii) whether the issuer specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable; and (iv) whether the stated purpose is to raise capital or make acquisitions in the normal course of business.

DIRECTOR COMPENSATION. The Adviser considers: (i) whether director shares are at the same market risk as those of the shareholders; and (ii) how option programs for outside directors compare with the standards of internal programs.

OFFICER COMPENSATION. The Adviser considers the general level of compensation including salary and bonus history: (i) whether officer shares are at the same market risk as those of the shareholders; (ii) the quality of performance of the officers; and (iii) the ability to retain top performing officers.

GOLDEN AND TIN PARACHUTES. The Adviser considers: (i) whether they will be submitted for shareholder approval; and (ii) the employees covered by the plan and the quality of management.

LIMITATIONS. The Adviser may abstain from voting a proxy if it concludes that the effect on clients' economic interests or the value of the portfolio holding is indeterminable or insignificant. The Adviser may abstain from voting a proxy if it concludes that the cost of voting is disproportionate to the economic impact the vote would have on the portfolio holdings.

CONFLICTS OF INTEREST. Situations may exist where conflicts of interest in proxy voting matters arise between clients and the Adviser which cannot be fully addressed by the process outlined above. Such situations may include circumstances where the Adviser, or a member of the Adviser's senior management, any portfolio manager or portfolio analyst, knowingly does business with a particular proxy issuer or closely affiliated entity which may appear to create a material conflict between the interests of the Adviser and the interests of its clients in how proxies of that issuer are voted.

In such situations, the Proxy Committee will meet to assess the conflict, and to give a ruling on a preferred course of action. If the Proxy Committee determines that the conflict does not involve the members of the Proxy Committee, the Proxy Committee will vote the proxy in the best interests of the Adviser's clients and may take into account the voting recommendations of the analyst responsible for oversight of the company which is the subject of the proxy. If the Proxy Committee determines that one or all of its members has a conflict, then the Proxy Committee will pursue one of the following alternatives:

        (i) the Proxy Committee may convene an ad-hoc committee (the "Ad-hoc Committee") consisting of at least three individuals who shall be deemed free of conflicts by the Proxy Committee, and any member of the Proxy Committee who is deemed to be free of conflicts. Candidates available for membership on the Ad-hoc Committee are listed on Exhibit A hereto. The Ad-hoc Committee will be charged with voting the proxy in the best interests of the Adviser's clients and may take into account the voting recommendations of the analyst responsible for oversight of the company which is the subject of the proxy; or

        (ii) the Proxy Committee may engage an independent third party service provider to assist in voting proxies and cause the proxies to be voted in accordance with the recommendations of the third party.

Disclosure.

The following disclosure shall be provided in connection with these policies and procedures:

The Adviser shall provide a description or a copy of these policies and procedures to the Board of Trustees of the Trust annually and upon request.

The Adviser shall make available to the Trust its proxy voting records, for inclusion on the Trust's Form N-PX.

The Adviser shall cause the Trust to include the proxy voting policies and procedures in the Trust's annual registration statement.

The Adviser shall cause the Trust's shareholder reports to include a statement that a copy of these policies and procedures is available upon request (i) by calling a toll-free number; (ii) on the Trust's website, (if the Trust chooses); and (iii) on the SEC's website.

The Adviser shall cause the Trust's annual and semi-annual reports to include a statement that information is available regarding how the Trust voted proxies during the most recent twelve-month period (i) without charge, upon request, either by calling a toll-free number or on or through the Trust's website, or both; and (ii) on the SEC's website.

With respect to clients other than the Trust, the Adviser shall provide a description of these policies and procedures and, upon request, shall furnish a copy of the policies and procedures to the requesting client. Additionally, the Adviser shall disclose to its clients how they may obtain information about how the Adviser voted with respect to the client's securities.

RECORDKEEPING. The Adviser shall maintain records of proxies voted in accordance with Section 204-2 of the Advisers Act, including proxy statements, a record of each vote cast, and a copy of any document created by the Adviser that was material to making a decision of how to vote the proxy, or that memorializes the basis for the Adviser's decision on how to vote the proxy. The Adviser shall also maintain a copy of its policies and procedures and each written request from a client for proxy voting records and the Adviser's written response to any client request, either written or oral, for such records. Proxy statements that are filed on EDGAR shall be considered maintained by the Adviser. All such records shall be maintained for a period of five years in an easily accessible place, the first two years in the offices of the Adviser.

Exhibit A

Candidates for Membership on Ad-Hoc Committee

Name                                      Title
----                                      -----

Don Collins                               Principal, Senior Portfolio Manager
Rick Droster                              Principal, Executive VP
Brian Davies                              Analyst
Derek Dobecki                             Analyst

                                     PART C.
                                OTHER INFORMATION


ITEM 23.  EXHIBITS


(a)           ARTICLES OF INCORPORATION

     (1) Declaration of Trust of the Registrant dated November 18, 1997 (Exhibit incorporated by reference as filed as Exhibit (1) with Registrant's initial registration statement on Form N-1A via EDGAR on November 21, 1997, accession number 0000950135-97-004755).

     (2) Establishment and Designation of Series and Classes of Shares of Beneficial Interest, $0.001 Par Value Per Share (Exhibit incorporated by reference as filed as Exhibit (a)(2) in Post-Effective Amendment No. 4 to its registration statement via EDGAR on April 30, 2001, accession number 0000909012-01-500039).

(b)           BY-LAWS

     (1) By-Laws of the Registrant dated November 18, 1997 (Exhibit incorporated by reference as filed as Exhibit (2) with Registrant's initial registration statement on Form N-1A via EDGAR on November 21, 1997, accession number 0000950135-97-004755).

(c)           INSTRUMENTS DEFINING RIGHTS OF SECURITY HOLDERS

              Not applicable.

(d)           INVESTMENT ADVISORY CONTRACTS

     (1) Investment Advisory Agreement between the Registrant and Ironwood Capital Management, LLC (Exhibit incorporated by reference as filed as Exhibit (5) with Registrant's Pre-Effective Amendment No. 1 to its registration statement via EDGAR on February 20, 1998, accession number 0000950135-98-001117).

(e)           UNDERWRITING CONTRACTS


     (1) Distribution Agreement between the Registrant and Foreside Fund Services, LLC dated January 1, 2002, as amended October 1, 2004 (Filed herewith as Exhibit (d)(1)).


(f)           BONUS OR PROFIT SHARING CONTRACTS

              Not applicable.

(g)           CUSTODIAN AGREEMENTS

     (1) Custody Agreement between the Registrant and The Fifth Third Bank (Exhibit incorporated by reference as filed as Exhibit (8) with Registrant's Pre-Effective Amendment No. 1 to its registration statement via EDGAR on February 20, 1998, accession number 0000950135-98-001117).(1)

(H)           OTHER MATERIAL CONTRACTS


     (1) Transfer Agency and Services Agreement between the Registrant and Forum Shareholder Services, LLC dated January 1, 2002 (Exhibit incorporated by reference as filed as Exhibit (h) (6) with Registrant's Post-Effective Amendment No. 5 to its registration statement via EDGAR on April 30, 2002, accession number 0001004402-02-000169).

     (2) Amendment No. 1 to Transfer Agency and Services Agreement between the Registrant and Forum Shareholder Services, LLC dated August 20, 2002 (Exhibit incorporated by reference as filed as Exhibit
              (h) (7) with Registrant's Post-Effective Amendment No. 6 to its registration statement via EDGAR on April 30, 2003, accession number 0001004402-03-000291).

     (3) Amendment No. 2 to Transfer Agency and Services Agreement between the Registrant and Forum Shareholder Services, LLC dated September 30, 2003 (Filed herewith as Exhibit (h)(3)).

     (4) Amended and Restated Administration Agreement between the Registrant and Forum Administrative Services, LLC dated January 1, 2002 and amended May 20, 2004 and September 1, 2004 (Filed herewith as Exhibit (h)(4)).

     (5)      Fund  Accounting   Agreement  between  the  Registrant  and  Forum
              Accounting Services, LLC dated January 1, 2002 and amended August 19, 2004 (Filed herewith as Exhibit (h)(5)).

     (6) Compliance Services Agreement between the Registrant and Foreside Fund Services , LLC dated September 16, 2004 (Filed herewith as Exhibit (h)(6).


(i)           LEGAL OPINION


              Opinion and Consent of Counsel  (Exhibit filed herewith)


(j)           OTHER OPINIONS


              Consent of Independent Auditors (Exhibit filed herewith).


(k)           OMITTED FINANCIAL STATEMENTS

              Not Applicable.

(l)           INITIAL CAPITAL AGREEMENTS

              Form of Initial Capital Purchase Agreement (Exhibit incorporated by reference as filed as Exhibit (13) with Registrant's Pre-Effective Amendment No. 1 to its registration statement via EDGAR on February 20, 1998, accession number 0000950135-98-001117).

(M)           RULE 12B-1 PLAN

     (1) Distribution Plan for Investment Class Shares as amended dated January 1, 2002 (Exhibit incorporated by reference as filed as Exhibit (m) (2) with Registrant's Post-Effective Amendment No. 5 to its registration statement via EDGAR on April 30, 2002, accession number 0001004402-02-000169).

(N)           RULE 18F-3 PLAN

     (1) Multi-Class (Rule 18f-3) Plan (Exhibit incorporated by reference as filed as Exhibit (18) with Registrant's Pre-Effective Amendment No. 1 to its registration statement via EDGAR on February 20, 1998, accession number 0000950135-98-001117).


(o)           NOT APPLICABLE


(p)           CODE OF ETHICS


     (1) ICM Series Trust Code of Ethics, effective February 8, 2000, as amended November 20, 2001 and May 20, 2004 by the Fund (Filed herewith as Exhibit (p)(1)).

     (2) Code of Ethics of Ironwood Capital Management, LLC, effective February 26, 2002 (Filed herewith as Exhibit (p)(2)).

     (3) Foreside Fund Services, LLC Code of Ethics, as amended January 17, 2000, as further amended December 1, 2002, as further amended October 1, 2004 by Forum Fund Services, LLC (Filed herewith as Exhibit (p)(3)).



Other Exhibits:

(A) Powers of Attorney for John A. Fiffy and Donald Nelson, Trustees of Registrant (incorporated by reference as filed in Post-Effective
         Amendment No. 4 via EDGAR on April 30, 2001, accession number 0000909012-01-500039).


(B) Power of Attorney for Thomas R. Venables, Trustee of Registrant (Filed herewith).



ITEM 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT


     None.

ITEM 25.  INDEMNIFICATION


     Reference is made to Article V of Registrant's Declaration of Trust filed as an exhibit to this Registration Statement.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "Act"), may be permitted to Trustees, Officers and controlling persons of the Registrant by the Registrant pursuant to the Trust's Declaration of Trust, its By-Laws or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable.

     In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant or expenses incurred or paid by Trustees, officers of controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such Trustees, officers or controlling persons in connection with shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.


ITEM 26.  BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER.

             NAME                                  TITLE                             BUSINESS CONNECTION
................................. .......................................... .......................................
................................. .......................................... .......................................
      Warren J. Isabelle          President and Chief Investment Officer       Ironwood Capital Management, LLC
................................. .......................................... .......................................
................................. .......................................... .......................................
      Richard L. Droster                 Executive Vice President              Ironwood Capital Management, LLC
................................. .......................................... .......................................
................................. .......................................... .......................................
        Donald Collins                   Senior Portfolio Manager              Ironwood Capital Management, LLC
................................. .......................................... .......................................
................................. .......................................... .......................................
         Gary S. Saks                     Chief Operating Officer              Ironwood Capital Management, LLC
................................. .......................................... .......................................
................................. .......................................... .......................................
      Shantelle J. Reidy               Managing Director of Trading            Ironwood Capital Management, LLC
................................. .......................................... .......................................


For more information relating to the Investment Adviser's personnel, reference is made to Form ADV filed under the Investment Advisers Act of 1940 by Ironwood Capital Management, LLC, SEC File No. 801-55081.




ITEM 27.  PRINCIPAL UNDERWRITERS.

     (a) Foreside Fund Services, LLC, Registrant's underwriter, serves as underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended:

         American Beacon Funds                           Henderson Global Funds
         Bridgeway Funds                                 ICM Series Trust
         Century Capital Management Trust                Monarch Funds
         Forum Funds                                     Sound Shore Fund, Inc.

(b)      The  following  are  officers  of  Foreside  Fund  Services,  LLC,  the
         Registrant's underwriter. Their business address is Two Portland Square, Portland, Maine 04101.

         Name                                      Position with Underwriter           Position with Registrant
         ..................................... .................................. ...................................
         ..................................... .................................. ...................................
         Carl A. Bright                        President & Treasurer              None
         ..................................... .................................. ...................................
         ..................................... .................................. ...................................
         Nanette K. Chern                      Vice President & Secretary         None
         ..................................... .................................. ...................................
         ..................................... .................................. ...................................
         Richard J. Berthy                     Vice President & Assistant         None
                                               Treasurer
         ..................................... .................................. ...................................
         ..................................... .................................. ...................................
         Mark A. Fairbanks                     Vice President & Assistant         None
                                               Secretary
         .....................................

(c)      Not Applicable.


ITEM 28.  LOCATION OF ACCOUNTS AND RECORDS.


The majority of the accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder are maintained at the offices of Forum Administrative Services, LLC and Forum Shareholder Services, LLC, Two Portland Square, Portland, Maine 04101. The records required to be maintained under Rule 31a-1(b)(1) with respect to journals of receipts and deliveries of securities and receipts and disbursements of cash are maintained at the offices of Registrant's custodian, Fifth Third Bank, 38 Fountain Square Plaza, Cincinnati, Ohio 45262. The records required to be maintained under Rule 31a-1(b)(5), (6) and (9) are maintained at the offices of the Registrant's adviser, Ironwood Capital Management, LLC, 21 Custom House Street, #240, Boston, Massachusetts 02110.


ITEM 29.  MANAGEMENT SERVICES.

     Not Applicable

ITEM 30.  UNDERTAKINGS.

     None

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this amendment to its registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston, and Commonwealth of Massachusetts on April 29, 2005.


                                            ICM SERIES TRUST

                                            By:/s/ Warren J. Isabelle, President
                                               ---------------------------------
                                               Warren J. Isabelle, President


Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement on Form N-1A has been signed below by the following persons on April 29, 2005.


(a)      Principal Executive Officer

         /s/ Warren J. Isabelle
         -----------------------------------
         Warren J. Isabelle
         President and Chairman

(b)      Principal Financial Officer

         /s/ Gary S. Saks
         -----------------------------------
         Gary S. Saks
         Vice President and Treasurer

(c)      Trustees

         /s/ Richard L. Droster
         -----------------------------------
         Richard L. Droster
         Vice President and Trustee


         John A Fiffy, Trustee*
         Donald Nelson, Trustee*
         Thomas R. Venables, Trustee


         By:/s/ Gary S. Saks
            --------------------------------
         Gary S. Saks
         Attorney in fact*


     *Pursuant to Powers of Attorney previously filed as Other Exhibits (A) and filed herewith as Other Exhibits (B) to this Registration Statement.


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

                                INDEX TO EXHIBITS


(d)(1) Distribution Agreement dated January 1, 2002, as amended October 1, 2004.

(h)(3) Amendment No. 2 to Transfer Agency and Services Agreement dated September 30, 2003.

(h)(4) Amended and Restated Administration Agreement dated January 1, 2002, as amended May 20, 2004 and September 1, 2004.

(h)(5) Fund Accounting Agreement dated August 19, 2004

(h)(6) Compliance Services Agreement dated September 16, 2005

(i) Consent of Counsel

(j) Independent Auditors' Consent

(p)(1) Code of Ethics adopted by ICM Series Trust

(p)(2) Code of Ethics adopted by Ironwood Capital Management, LLC

(p)(3) Code of Ethics adopted by Foreside Fund Services, LLC

Other Exhibits

(B)      Power of Attorney


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